UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2005

Item 1. Reports to Stockholders

Fidelity® California Municipal Income Fund (formerly known as Spartan® California Municipal Income Fund)

Semiannual Report August 31, 2005

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.

Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	26	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.

Notes	36	Notes to the financial statements.
Board Approval of	43
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1 800 SEC 0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman’s Message

(photograph of Edward C Johnson 3rd)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers in cluding individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 to August 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	March 1, 2005
	March 1, 2005	August 31, 2005	to August 31, 2005
Class A
Actual	$1,000.00	$1,028.00	$3.32
HypotheticalA	$1,000.00	$1,021.93	$3.31
Class T
Actual	$1,000.00	$1,028.10	$3.89
HypotheticalA	$1,000.00	$1,021.37	$3.87
Class B
Actual	$1,000.00	$1,024.90	$7.20
HypotheticalA	$1,000.00	$1,018.10	$7.17
Class C
Actual	$1,000.00	$1,023.60	$7.70
HypotheticalA	$1,000.00	$1,017.59	$7.68
California Municipal Income
Actual	$1,000.00	$1,029.70	$2.40
HypotheticalA	$1,000.00	$1,022.84	$2.40
Institutional Class
Actual	$1,000.00	$1,029.50	$2.51
HypotheticalA	$1,000.00	$1,022.74	$2.50
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	65%
Class T	76%
Class B	1.41%
Class C	1.51%
California Municipal Income	47%
Institutional Class	49%

5 Semiannual Report

Investment Changes

Top Five Sectors as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	32.6	32.6
Escrowed/Pre Refunded	14.7	9.3
Transportation	11.0	12.0
Electric Utilities	8.7	9.8
Health Care	7.3	9.0
Average Years to Maturity as of August 31, 2005
		6 months ago
Years	12.7	13.8

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of August 31, 2005
6 months ago
Years	6.3	6.6

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds 97.9%

	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – 96.9%
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	$2,720	$798
0% 8/1/32 (FGIC Insured)	3,680	1,025
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21
(MBIA Insured)	7,575	8,239
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA Insured)	2,310	1,406
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts.
Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,233
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	2,263
Series C:
0% 9/1/22 (FSA Insured)	5,150	2,435
0% 9/1/36 (FSA Insured)	9,545	2,182
Anaheim Union High School District Series A, 5.375% 8/1/17
(Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,130
Azusa Unified School District 5.375% 7/1/16
(FSA Insured)	1,225	1,366
Benicia Unified School District Series B, 0% 8/1/24
(MBIA Insured)	7,005	2,998
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,965
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,213
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,385
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,510
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18
(MBIA Insured)	1,085	1,227
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15
(MBIA Insured)	1,725	1,949
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,830
0% 8/1/12 (AMBAC Insured)	2,800	2,180
California Dept. of Wtr. Resources Central Valley Proj. Wtr.
Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	892
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,080	2,160
5.5% 5/1/16 (AMBAC Insured)	2,125	2,377
5.75% 5/1/17	3,375	3,800
6% 5/1/13	2,320	2,677
Series A:
5% 5/1/17	1,000	1,082

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: -
continued
Series A:
5.25% 5/1/11 (FSA Insured)	$15,275	$16,799
5.25% 5/1/12 (MBIA Insured)	6,000	6,652
5.375% 5/1/18 (AMBAC Insured)	2,385	2,649
5.5% 5/1/08	5,815	6,163
5.5% 5/1/14 (AMBAC Insured)	7,905	8,899
5.5% 5/1/15 (AMBAC Insured)	9,000	10,114
5.875% 5/1/16	4,535	5,156
6% 5/1/14	7,500	8,683
6% 5/1/14 (MBIA Insured)	2,000	2,309
6% 5/1/15	1,000	1,153
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	6,000	6,686
Series A, 5.25% 7/1/13 (MBIA Insured)	9,000	10,095
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA
Insured) (d)	1,180	1,236
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured) .	2,000	2,090
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,452
(Pepperdine Univ. Proj.) 5.75% 9/15/30 (Pre-Refunded to
9/15/08 @ 101) (e)	13,735	14,978
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	661
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30
(Pre-Refunded to 6/1/10 @ 101) (e)	3,535	4,028
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,146
5.25% 9/1/26	7,910	9,004
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,062
5.125% 2/1/30	6,000	6,228
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,949
Series O, 5.125% 1/1/31	5,000	5,232
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	5,675	6,130
Series C, 5.125% 10/1/28 (Pre-Refunded to
10/1/07 @ 101) (e)	7,725	8,160
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	1,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	$3,900	$4,439
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,350
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,112
4.75% 9/1/10	1,300	1,385
5% 11/1/07	19,000	19,778
5% 2/1/09	4,070	4,310
5% 2/1/10	3,000	3,212
5% 12/1/11 (MBIA Insured)	4,000	4,383
5% 11/1/12	4,095	4,435
5% 10/1/18	3,000	3,162
5% 12/1/18	1,850	1,960
5% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (e)	7,395	8,047
5.25% 10/1/09	2,150	2,320
5.25% 2/1/11	5,670	6,184
5.25% 3/1/11	1,405	1,534
5.25% 3/1/12	3,000	3,304
5.25% 10/1/14	300	303
5.25% 2/1/15	2,310	2,563
5.25% 2/1/15 (MBIA Insured)	5,000	5,582
5.25% 2/1/16	7,500	8,306
5.25% 2/1/16 (MBIA Insured)	4,050	4,489
5.25% 10/1/17	260	263
5.25% 2/1/20	3,000	3,277
5.25% 11/1/26	1,000	1,083
5.25% 2/1/28	5,025	5,419
5.25% 11/1/29	5,000	5,391
5.25% 4/1/30	1,945	2,083
5.25% 2/1/33	3,000	3,222
5.25% 4/1/34	2,000	2,153
5.375% 4/1/15 (MBIA Insured)	1,500	1,665
5.375% 10/1/28	4,250	4,560
5.5% 6/1/10	1,600	1,756
5.5% 3/1/11 (FGIC Insured)	3,000	3,337
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,000	3,329
5.5% 3/1/12 (MBIA Insured)	5,000	5,572
5.5% 4/1/28	3,000	3,363
5.5% 6/1/28	5,000	5,437
5.5% 4/1/30	3,000	3,344
5.5% 11/1/33	14,000	15,623

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.: – continued
5.625% 5/1/20	$3,000	$3,320
5.625% 5/1/26	4,005	4,410
5.75% 10/1/10	7,325	8,153
5.75% 12/1/10	2,500	2,797
5.75% 5/1/30	3,080	3,421
6% 2/1/08	1,000	1,067
6% 4/1/18	2,545	3,047
6.5% 2/1/07	3,000	3,147
6.5% 2/1/08	5,750	6,188
6.6% 2/1/09	14,355	15,887
6.6% 2/1/11 (MBIA Insured)	2,150	2,493
6.75% 8/1/10	5,675	6,538
6.75% 8/1/12	1,100	1,311
7% 8/1/09	5,105	5,809
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series A, 5% 7/1/06	1,330	1,351
Series I, 4.95%, tender 7/1/14 (c)	5,000	5,278
(Cedars-Sinai Med. Ctr. Proj.):
Series A:
6.125% 12/1/30 (Pre Refunded to 12/1/09 @ 101) (e) .	8,340	9,414
6.25% 12/1/34 (Pre Refunded to 12/1/09 @ 101) (e)	15,905	18,032
5% 11/15/11	1,750	1,886
5% 11/15/14	1,485	1,610
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18
(MBIA Insured)	1,260	1,394
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	145	62
Series 1983 A, 0% 2/1/15 (MBIA Insured)	8,187	3,850
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	1,680	1,699
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,167
5.25% 2/1/32 (AMBAC Insured)	6,295	6,792
5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (e)	1,780	1,984
5.5% 6/1/21 (Pre-Refunded to 6/1/10 @ 101) (e)	4,780	5,327
5.5% 6/1/24 (Pre-Refunded to 6/1/10 @ 101) (e)	5,610	6,252
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender
6/1/07 (FGIC Insured) (c)(d)	6,000	6,029

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.: - continued
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14
(MBIA Insured)	$4,000	$4,681
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series A1, 4.7%, tender
4/1/12 (c)(d)	3,000	3,104
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,719
5% 6/1/14	2,000	2,183
5.25% 6/1/24	3,400	3,683
5.25% 6/1/25	2,500	2,704
(California Cmnty. College Projs.) Series A,
5.25% 12/1/16	4,450	4,758
(California State Univ. Proj.) Series 1997 A,
5.5% 10/1/07	1,425	1,492
(Capitol East End Complex-Blocks 171-174 & 225 Proj.)
Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,481
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	11,051
Series A, 5.25% 6/1/12	2,485	2,722
(Dept. of Corrections Proj.) Series E, 5.5% 6/1/15
(FSA Insured)	2,000	2,243
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	8,250	9,165
5.5% 6/1/19	3,000	3,047
6% 6/1/07	1,590	1,668
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C:
5.5% 6/1/15	6,100	6,832
5.5% 6/1/17 (MBIA Insured)	4,775	5,387
Series D:
5.375% 11/1/12	1,250	1,307
5.375% 11/1/13	5,055	5,282
5.375% 11/1/14	5,000	5,227
(Dept. of Corrections, Susanville State Prison Proj.) Series D,
5.25% 6/1/15 (FSA Insured)	4,000	4,489
(Kern County at Delano II Proj.) Series 2003 C, 5.5%
6/1/13	2,000	2,259
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,393

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Pub. Works Board Lease Rev.: – continued
(Substance Abuse Treatment Facilities Corcoran II Proj.)
Series A, 5.5% 1/1/14 (AMBAC Insured)	$3,000	$3,083
(Ten Administrative Segregation Hsg. Units Proj.)
Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,719
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,225
Series B:
5.5% 6/1/19	1,650	1,662
6.4% 12/1/09	3,700	4,172
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,502
Series 2005 A, 5.25% 6/1/30	4,000	4,296
California State Univ. Rev. & Colleges (Systemwide Proj.)
Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,435
5.5% 11/1/16 (AMBAC Insured)	1,500	1,691
California Statewide Cmnty. Dev. Auth. Rev. (Triad Health Care
Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (e)	1,365	1,407
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	2,435	2,553
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,863
5.5% 7/1/07	1,425	1,489
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Penninsula Proj.) Series B, 5.25%
6/1/23 (FSA Insured)	1,800	1,968
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C,
3.85%, tender 6/1/12 (c)	3,000	3,018
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 3.85%, tender 8/1/06 (c)	21,000	21,161
Series 2004 G, 2.3%, tender 5/1/07 (c)	3,000	2,955
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75%
6/1/30 (AMBAC Insured)	10,000	10,572
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,323
Carlsbad Unified School Distict 0% 11/1/15
(FGIC Insured)	1,700	1,135
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.)
Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,795
Central Valley Fing. Auth. Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.) 6% 7/1/09	355	357

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Commerce Refuse To Energy Auth. Rev.:
5.25% 7/1/08 (MBIA Insured)	$1,000	$1,060
5.5% 7/1/11 (MBIA Insured)	2,170	2,409
Compton Unified School District Series 2002 B, 5.5% 6/1/25
(MBIA Insured)	2,800	3,158
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp.
Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,135
Corona-Norco Unified School District Series D, 0% 9/1/27
(FSA Insured)	3,000	1,090
CSCUI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.)
Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA,
New York (c)	5,500	5,445
Ctr. Unified School District Series 1997 C, 0% 9/1/20
(MBIA Insured)	2,000	1,046
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	903
5% 4/1/11	2,780	2,899
5% 4/1/12	4,210	4,381
5% 4/1/13	1,830	1,899
5.25% 4/1/09	1,600	1,676
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5%
6/1/35 (MBIA Insured)	10,000	10,691
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17
(AMBAC Insured) (b)	2,420	2,641
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities
District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,239
Empire Union School District Spl. Tax (Cmnty. Facilities District
No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	701
0% 10/1/25 (AMBAC Insured)	1,665	664
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	851
0% 8/1/21 (MBIA Insured)	1,000	499
Escondido Union High School District 0% 11/1/16
(Escrowed to Maturity) (e)	3,500	2,281
Fairfield Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09
(MBIA Insured)	2,080	1,852
Fairfield-Suisun Unified School District 5.5% 8/1/28
(MBIA Insured)	3,000	3,375
Folsom Cordova Unified School District School Facilities Impt.
District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	685

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Folsom Cordova Unified School District School Facilities Impt.
District #2 (1998 Fing. Proj.) Series A, 0% 10/1/26
(MBIA Insured)	$2,290	$875
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,415	1,636
0% 8/1/20 (MBIA Insured)	6,425	3,398
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,500	13,027
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	613
5% 1/1/35 (MBIA Insured)	24,070	24,826
0% 1/15/27 (a)	4,000	3,440
0% 1/15/27 (MBIA Insured) (a)	4,500	4,123
0% 1/15/29 (a)	4,000	3,440
5% 1/15/16 (MBIA Insured)	5,860	6,295
5.5% 1/15/08 (MBIA Insured)	8,945	9,465
5.75% 1/15/40	8,155	8,368
Fremont Unifed School District, Alameda County Series F, 0%
8/1/09 (MBIA Insured)	1,000	883
Fullerton Univ. Foundation Auxiliary Organization Rev.
Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,401
5.75% 7/1/30 (MBIA Insured)	1,000	1,114
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,626
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	13,105	13,335
6.75% 6/1/39	8,460	9,758
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,494
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (e)	4,400	4,717
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (e)	490	525
Series A:
5% 6/1/38 (FGIC Insured)	5,000	5,284
5% 6/1/45	6,000	6,246
Series B:
5% 6/1/09 (Escrowed to Maturity) (e)	3,000	3,191
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,907
5.5% 6/1/18 (Pre-Refunded to 6/1/07 @ 100) (e)	2,355	2,462
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,661

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18
(MBIA Insured)	$2,750	$1,584
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.)
7.3% 9/1/11 (MBIA Insured)	555	673
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (d)	2,000	2,159
5% 5/15/15 (FGIC Insured) (d)	1,000	1,077
6% 5/15/09 (FGIC Insured) (d)	3,450	3,751
6% 5/15/10 (FGIC Insured) (d)	1,000	1,107
6% 5/15/12 (FGIC Insured) (d)	3,500	3,960
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont
Manchester Social Services Proj.):
5% 9/1/11 (AMBAC Insured)	1,725	1,873
5% 9/1/21 (AMBAC Insured)	2,805	3,005
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (e)	6,400	5,197
0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,526
(Disney Parking Proj.):
0% 3/1/10	2,000	1,699
0% 3/1/11	1,950	1,590
0% 3/1/12	2,180	1,690
0% 3/1/13	6,490	4,818
0% 9/1/14 (AMBAC Insured)	3,860	2,709
0% 3/1/18	3,000	1,727
0% 3/1/19	3,175	1,726
0% 3/1/20	1,000	512
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.
(Proposition C Proj.) Second Tier Sr. Series A, 5.25%
7/1/25 (FGIC Insured)	3,500	3,795
Los Angeles County Schools Regionalized Bus. Svcs. Corp.
Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,175
5.375% 9/1/17 (FSA Insured)	1,095	1,230
5.375% 9/1/18 (FSA Insured)	1,155	1,289
5.375% 9/1/19 (FSA Insured)	1,210	1,348
Los Angeles Dept. Arpts. Rev. (Los Angeles Int’l. Arpt. Proj.)
Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	295
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,132
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,400
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	$15,000	$15,669
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,148
5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,999
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs.
Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	4,020
Los Angeles Hbr. Dept. Rev.:
Series B:
5.25% 11/1/07 (d)	4,290	4,433
5.5% 8/1/08 (d)	1,505	1,552
7.6% 10/1/18 (Escrowed to Maturity) (e)	14,235	17,959
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,284
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,488
5.375% 7/1/17 (MBIA Insured)	8,095	9,107
5.375% 7/1/18 (MBIA Insured)	2,945	3,303
Series C, 5.25% 7/1/24 (Pre-Refunded to 7/1/09 @
101) (e)	1,265	1,379
Series E, 5.125% 1/1/27 (MBIA Insured)	1,250	1,343
M S R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75%
7/1/20 (Escrowed to Maturity) (e)	2,285	2,773
Manhattan Beach Unified School District Series A, 0% 9/1/09
(FGIC Insured)	975	859
Merced Union High School District Series A, 0% 8/1/22
(FGIC Insured)	1,100	522
Metropolitan Wtr. District Southern California Wtrwks. Rev.
Series 2005 A, 5% 7/1/35 (FSA Insured)	5,000	5,348
Modesto Elementary School District, Stanislaus County
Series A:
0% 8/1/21 (FGIC Insured)	2,000	990
0% 8/1/25 (FGIC Insured)	2,800	1,126
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23
(AMBAC Insured)	2,500	2,803
(Golf Course Refing. Proj.) Series B, 5% 11/1/23
(FGIC Insured)	1,585	1,788
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5%
10/1/17 (Escrowed to Maturity) (e)	5,000	5,074
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10
(Escrowed to Maturity) (e)	2,270	1,904

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Monrovia Unified School District Series B, 0% 8/1/33
(FGIC Insured)	$2,500	$671
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	613
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16
(MBIA Insured)	2,445	2,689
Moreland School District Series 2003 B, 0% 8/1/27
(FGIC Insured)	1,485	541
Murrieta Valley Unified School District Series A, 0% 9/1/13
(FGIC Insured)	1,500	1,110
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,586
12% 8/1/17 (FSA Insured)	1,000	1,772
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B:
5.25% 9/1/23 (AMBAC Insured)	1,530	1,740
5.25% 9/1/25 (AMBAC Insured)	1,835	2,088
Subseries C:
5% 9/1/16 (AMBAC Insured) (b)	1,000	1,077
5% 9/1/17 (AMBAC Insured) (b)	2,735	2,950
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,454
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded
to 7/1/21 @ 100) (e)	3,850	5,372
Northern California Transmission Auth. Rev. (Ore Trans. Proj.)
Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,549
Novato Unified School District 5.25% 8/1/17 (FGIC Insured) .	1,000	1,105
Oakland Redev. Agcy. Sub Tax Allocation (Central District
Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,108
5.5% 9/1/17 (FGIC Insured)	3,000	3,386
Oakland Unified School District Alameda County 5% 8/1/16
(MBIA Insured)	4,740	5,235
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.)
0% 8/1/10 (MBIA Insured)	3,255	2,771
Orange County Local Trans. Auth. Sales Tax Rev. 6.2%
2/14/11 (AMBAC Insured)	7,000	7,947
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,933
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,448
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr.
Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,216

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	$1,785	$1,882
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,931
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,208
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities
District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	7,034
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,050
0% 8/1/21 (FGIC Insured)	1,000	499
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A,
3.75% 7/1/12	3,465	3,511
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt.
Projs.) 5.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 101) (e)	3,000	3,298
Pomona Unified School District Series C, 6% 8/1/30
(Escrowed to Maturity) (e)	4,035	4,376
Port of Oakland Gen. Oblig.:
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,691
5% 11/1/15 (MBIA Insured) (d)	5,850	6,233
5% 11/1/17 (MBIA Insured) (d)	3,355	3,545
5% 11/1/18 (MBIA Insured) (d)	2,740	2,884
Port of Oakland Port Rev. Series G, 5.375% 11/1/08
(MBIA Insured) (d)	1,805	1,919
Rancho Santiago Cmnty. College District 5.25% 9/1/21
(FSA Insured)	2,705	3,129
Redwood City Elementary School District 0% 8/1/20
(FGIC Insured)	4,825	2,533
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev.
Proj.) 7% 7/1/09 (FSA Insured)	75	75
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside
County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	17,866
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,231
Riverside County Pub. Fing. Auth. Tax Allocation Rev.
(Redev. Projs.):
Series A:
4.8% 10/1/07	770	797
4.8% 10/1/07 (Pre-Refunded to 10/1/06 @ 102) (e)	310	323
5% 10/1/08	805	838
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (e)	330	344
5% 10/1/09	815	848

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev.
Projs.): – continued
Series A:
5% 10/1/09 (Pre-Refunded to 10/1/06 @ 102) (e)	$325	$339
5% 10/1/18 (XL Cap. Assurance, Inc. Insured) (b)	3,740	4,048
5.1% 10/1/10	890	927
5.1% 10/1/10 (Pre-Refunded to 10/1/06 @ 102) (e)	355	371
5.25% 10/1/12	985	1,026
5.25% 10/1/12 (Pre-Refunded to 10/1/06 @ 102) (e)	390	408
5.5% 10/1/22	3,210	3,344
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,214
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,322
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	586
0% 8/1/25 (FGIC Insured)	2,725	1,107
0% 8/1/26 (FGIC Insured)	1,365	525
0% 8/1/27 (FGIC Insured)	2,500	912
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	709
0% 8/1/27 (FGIC Insured)	1,940	707
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4%
11/1/20 (AMBAC Insured)	2,000	2,295
Sacramento City Fing. Auth. Rev. (Combined Area Projs.)
Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,164
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,646
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,185
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6.5% 7/1/06	4,500	4,601
6.5% 7/1/08 (Pre-Refunded to 7/1/06 @ 102) (e)	1,000	1,050
Salinas Union High School District Series A, 5.25% 10/1/17
(FGIC Insured)	1,410	1,579
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to
Maturity) (e)	8,500	11,354
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,431
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,259
(The Bishop’s School Proj.) Series A, 6% 9/1/34, LOC Bank
of New York, New York	4,090	4,696
5% 11/15/16 (AMBAC Insured) (b)	2,000	2,198

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
San Diego County Ctfs. of Prtn.: – continued
5% 11/15/17 (AMBAC Insured) (b)	$2,000	$2,187
5% 11/15/18 (AMBAC Insured) (b)	2,000	2,175
5.25% 10/1/11	1,705	1,862
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,812
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to
7/1/12 @ 101) (e)	4,325	4,815
San Francisco Bay Area Rapid Trans. District Sales Tax Rev.
5.25% 7/1/18	4,500	4,808
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.)
5.75% 2/1/07	1,500	1,545
San Francisco City & County Arpts. Commission Int’l. Arpt.
Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,225
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,712
Second Series 12A, 5.625% 5/1/08 (FGIC Insured) (d)	1,625	1,667
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,447
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (d)	2,945	3,102
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,463
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,902
Second Series 23A:
5.5% 5/1/07 (FGIC Insured) (d)	1,045	1,082
5.5% 5/1/08 (FGIC Insured) (d)	2,755	2,902
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (d)	4,045	4,261
San Francisco City & County Redev. Fing. Auth. Tax Allocation
Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10
(MBIA Insured)	1,475	1,256
Series A:
0% 8/1/09 (FGIC Insured)	1,085	958
0% 8/1/10 (FGIC Insured)	1,085	924
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,298
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,941
0% 1/15/12 (MBIA Insured)	7,000	5,558
0% 1/15/15 (MBIA Insured)	5,000	3,445

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: -
continued
Series A:
0% 1/15/20 (MBIA Insured)	$3,765	$2,024
0% 1/15/31 (MBIA Insured)	5,000	1,505
0% 1/15/34 (MBIA Insured)	10,000	2,555
5.25% 1/15/30 (MBIA Insured)	12,145	12,697
5.5% 1/15/28	1,060	1,052
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	7,964
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,097
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,666
San Jose Unified School District, Santa Clara County Series A,
5.375% 8/1/20 (FSA Insured)	1,895	2,087
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375%
8/1/24 (MBIA Insured)	1,000	1,077
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0%
9/1/15 (Escrowed to Maturity) (e)	1,990	1,367
San Mateo County Cmnty. College District Series A, 0%
9/1/18 (FGIC Insured)	3,000	1,733
San Mateo Unified School District (Election of 2000 Proj.)
Series B:
0% 9/1/23 (FGIC Insured)	2,000	898
0% 9/1/25 (FGIC Insured)	1,490	603
0% 9/1/26 (FGIC Insured)	1,500	575
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,511
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	5,121
5.75% 8/1/30 (FGIC Insured)	7,490	8,220
Santa Clara County Trans. District Sales Tax Rev. Series A,
5.25% 6/1/21	8,500	8,972
Santa Cruz City Elementary School District Series B, 5.75%
8/1/26 (Pre-Refunded to 8/1/09 @ 102) (e)	2,730	3,055
Santa Cruz City High School District Series B:
5.75% 8/1/26 (Pre-Refunded to 8/1/09 @ 102) (e)	2,380	2,664
6% 8/1/29 (Pre-Refunded to 8/1/09 @ 102) (e)	6,770	7,638
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A
& 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,296
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake
Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22
(AMBAC Insured)	8,395	9,214

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	$1,000	$385
0% 5/1/28 (MBIA Insured)	3,340	1,166
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,596
6.75% 7/1/11	6,500	7,566
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A,
5.25% 5/1/14 (MBIA Insured)	1,000	1,035
Sulpher Springs Unified School District Series A, 0% 9/1/12
(MBIA Insured)	2,750	2,134
Sulphur Springs Union School District Ctfs. of Prtn. (2002
School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09
(FSA Insured) (c)	3,000	2,988
Tahoe-Truckee Joint Unified School District Series A, 0%
9/1/10 (FGIC Insured)	4,220	3,293
Tobacco Securitization Auth. Northern California Tobacco
Settlement Rev. Series 2001 A, 5.25% 6/1/31	2,000	2,037
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B,
5.25% 6/1/34 (AMBAC Insured)	3,000	3,256
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.)
Series 2001 A:
5.5% 6/1/31	2,350	2,484
6% 6/1/22	1,100	1,243
Ukiah Unified School District:
0% 8/1/14 (FGIC Insured)	3,040	2,169
0% 8/1/19 (FGIC Insured)	2,270	1,270
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	578
0% 9/1/21 (FGIC Insured)	2,995	1,489
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,352
5.5% 5/15/24 (AMBAC Insured)	1,000	1,104
4.55% 12/1/09 (f)	22,065	22,653
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	3,084
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,192
Series B, 5.25% 5/15/16 (AMBAC Insured)	5,000	5,560
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	1,990	2,023
5.25% 1/1/13	8,500	8,642

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Val Verde Unified School District Ctfs. of Prtn.:
Series B, 5% 1/1/35 (FGIC Insured)	$3,085	$3,266
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,141
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,574
Victor Elementary School District Series A, 0% 6/1/14
(MBIA Insured)	2,375	1,690
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	146
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (e)	1,195	1,351
5.375% 8/1/16 (FSA Insured)	100	112
5.375% 8/1/16 (Pre-Refunded to 8/1/12 @ 100) (e)	900	1,017
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	889
0% 8/1/31 (FGIC Insured)	2,715	797
0% 8/1/32 (FGIC Insured)	1,315	366
5.25% 8/1/16 (FGIC Insured)	1,000	1,122
Washington Unified School District Yolo County Series A, 0%
8/1/27 (FGIC Insured)	5,000	1,843
Whittier Union High School District Series B, 5.875% 8/1/30
(FSA Insured)	2,405	2,646
Yuba City Unified School District Series A, 0% 9/1/21
(FGIC Insured)	2,090	1,031
		1,559,307

Puerto Rico 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
Series Y, 5.5% 7/1/36 (MBIA Insured)	1,510	1,736
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (e)	5,620	6,211
5.5% 10/1/40 (Escrowed to Maturity) (e)	1,100	1,208
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.25%
7/1/14 (XL Cap. Assurance, Inc. Insured)	4,585	5,182
		14,337

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Virgin Islands – 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$550	$584
5.25% 10/1/15	1,255	1,378
		1,962

TOTAL INVESTMENT PORTFOLIO 97.9%
(Cost $1,481,513)		1,575,606

NET OTHER ASSETS – 2.1%		33,271
NET ASSETS 100%		$1,608,877

Legend

(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,653,000 or 1.4% of net assets.

Additional information on each holding is
as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Univ. of California
Revs. (UCLA Med.
Ctr. Proj.) 4.55%
12/1/09	3/6/02	$ 22,065

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Other Information The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	32.6%
Escrowed/Pre Refunded	14.7%
Transportation	11.0%
Electric Utilities	8.7%
Health Care	7.3%
Special Tax	6.5%
Education	6.3%
Others* (individually less than 5%)	12.9%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)	August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,481,513)
See accompanying schedule		$1,575,606
Cash		47,055
Receivable for investments sold		8,307
Receivable for fund shares sold		2,943
Interest receivable		16,791
Prepaid expenses		2
Other receivables		67
Total assets		1,650,771

Liabilities
Payable for investments purchased
Regular delivery	$21,317
Delayed delivery	17,096
Payable for fund shares redeemed	1,164
Distributions payable	1,666
Accrued management fee	493
Distribution fees payable	15
Other affiliated payables	123
Other payables and accrued expenses	20
Total liabilities		41,894

Net Assets		$1,608,877
Net Assets consist of:
Paid in capital		$1,507,494
Undistributed net investment income		1,511
Accumulated undistributed net realized gain (loss) on
investments		5,779
Net unrealized appreciation (depreciation) on
investments		94,093
Net Assets		$1,608,877

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	August 31, 2005 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($11,049 ÷ 873 shares)	$12.66

Maximum offering price per share (100/95.25 of $12.66)	$13.29
Class T:
Net Asset Value and redemption price per share
($3,357 ÷ 264.6 shares)	$12.69

Maximum offering price per share (100/96.50 of $12.69)	$13.15
Class B:
Net Asset Value and offering price per share
($5,418 ÷ 428 shares)A	$12.66

Class C:
Net Asset Value and offering price per share
($11,194 ÷ 885 shares)A	$12.65

California Municipal Income:
Net Asset Value, offering price and redemption price per
share ($1,576,439 ÷ 124,563 shares)	$12.66

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($1,420 ÷ 112 shares)	$12.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended August 31, 2005 (Unaudited)

Investment Income
Interest		$35,619

Expenses
Management fee	$2,904
Transfer agent fees	544
Distribution fees	87
Accounting fees and expenses	156
Independent trustees’ compensation	4
Custodian fees and expenses	12
Registration fees	69
Audit	26
Legal	2
Miscellaneous	8
Total expenses before reductions	3,812
Expense reductions	(250)	3,562

Net investment income		32,057
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities		8,616
Change in net unrealized appreciation (depreciation) on
investment securities		4,401
Net gain (loss)		13,017
Net increase (decrease) in net assets resulting from
operations		$45,074

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$32,057	$62,406
Net realized gain (loss)	8,616	6,681
Change in net unrealized appreciation (depreciation) .	4,401	(28,124)
Net increase (decrease) in net assets resulting
from operations	45,074	40,963
Distributions to shareholders from net investment income .	(31,921)	(61,948)
Distributions to shareholders from net realized gain	—	(16,367)
Total distributions	(31,921)	(78,315)
Share transactions - net increase (decrease)	62,339	(6,521)
Redemption fees	9	29
Total increase (decrease) in net assets	75,501	(43,844)

Net Assets
Beginning of period	1,533,376	1,577,220
End of period (including undistributed net investment
income of $1,511 and undistributed net investment
income of $1,615, respectively)	$1,608,877	$1,533,376

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Highlights Class A

	Six months ended
	August 31, 2005	Years ended February 28,
	(Unaudited)	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 12.56	$12.84	$ 12.76	$12.60
Income from Investment Operations
Net investment incomeE	248	.505	.521	.303
Net realized and unrealized gain (loss)	100	(.149)	.248	.212
Total from investment operations	348	.356	.769	.515
Distributions from net investment income	(.248)	(.501)	(.517)	(.297)
Distributions from net realized gain		(.135)	(.172)	(.058)
Total distributions	(.248)	(.636)	(.689)	(.355)
Redemption fees added to paid in
capitalE,I	—	—	—	—
Net asset value, end of period	$ 12.66	$12.56	$ 12.84	$12.76
Total ReturnB,C,D	2.80%	2.92%	6.25%	4.13%
Ratios to Average Net AssetsG
Expenses before expense reductions	65%A	.66%	.65%	.66%A
Expenses net of voluntary waivers,
if any	65%A	.66%	.65%	.66%A
Expenses net of all reductions	61%A	.65%	.65%	.65%A
Net investment income	3.93%A	4.04%	4.12%	4.18%A
Supplemental Data
Net assets, end of period (in millions)	$11	$7	$6	$3
Portfolio turnover rate	17%A	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Financial Highlights Class T

	Six months ended
	August 31, 2005	Years ended February 28,
	(Unaudited)	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 12.58	$12.86	$ 12.79	$12.60
Income from Investment Operations
Net investment incomeE	242	.492	.508	.296
Net realized and unrealized gain (loss)	108	(.150)	.237	.241
Total from investment operations	350	.342	.745	.537
Distributions from net investment income	(.240)	(.487)	(.503)	(.289)
Distributions from net realized gain		(.135)	(.172)	(.058)
Total distributions	(.240)	(.622)	(.675)	(.347)
Redemption fees added to paid in
capitalE,I	—	—	—	—
Net asset value, end of period	$ 12.69	$12.58	$ 12.86	$12.79
Total ReturnB,C,D	2.81%	2.80%	6.04%	4.31%
Ratios to Average Net AssetsG
Expenses before expense reductions	76%A	.77%	.76%	.77%A
Expenses net of voluntary waivers,
if any	76%A	.77%	.76%	.77%A
Expenses net of all reductions	73%A	.76%	.76%	.76%A
Net investment income	3.81%A	3.93%	4.01%	4.07%A
Supplemental Data
Net assets, end of period (in millions)	$3	$3	$4	$1
Portfolio turnover rate	17%A	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Financial Highlights Class B

	Six months ended
	August 31, 2005	Years ended February 28,
	(Unaudited)	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 12.55	$12.84	$ 12.76	$12.60
Income from Investment Operations
Net investment incomeE	200	.409	.426	.247
Net realized and unrealized gain (loss)	109	(.159)	.248	.210
Total from investment operations	309	.250	.674	.457
Distributions from net investment income	(.199)	(.405)	(.422)	(.239)
Distributions from net realized gain		(.135)	(.172)	(.058)
Total distributions	(.199)	(.540)	(.594)	(.297)
Redemption fees added to paid in
capitalE,I	—	—	—	—
Net asset value, end of period	$ 12.66	$12.55	$ 12.84	$12.76
Total ReturnB,C,D	2.49%	2.06%	5.46%	3.66%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.41%A	1.42%	1.41%	1.42%A
Expenses net of voluntary waivers,
if any	1.41%A	1.42%	1.41%	1.42%A
Expenses net of all reductions	1.38%A	1.41%	1.40%	1.42%A
Net investment income	3.17%A	3.28%	3.37%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$5	$5	$5	$4
Portfolio turnover rate	17%A	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Financial Highlights Class C

	Six months ended
	August 31, 2005	Years ended February 28,
	(Unaudited)	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$ 12.55	$12.83	$ 12.75	$12.60
Income from Investment Operations
Net investment incomeE	194	.397	.411	.239
Net realized and unrealized gain (loss)	099	(.149)	.248	.200
Total from investment operations	293	.248	.659	.439
Distributions from net investment income	(.193)	(.393)	(.407)	(.231)
Distributions from net realized gain		(.135)	(.172)	(.058)
Total distributions	(.193)	(.528)	(.579)	(.289)
Redemption fees added to paid in
capitalE,I	—	—	—	—
Net asset value, end of period	$ 12.65	$12.55	$ 12.83	$12.75
Total ReturnB,C,D	2.36%	2.04%	5.34%	3.52%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.51%A	1.52%	1.52%	1.54%A
Expenses net of voluntary waivers,
if any	1.51%A	1.52%	1.52%	1.54%A
Expenses net of all reductions	1.48%A	1.51%	1.51%	1.53%A
Net investment income	3.07%A	3.18%	3.25%	3.30%A
Supplemental Data
Net assets, end of period (in millions)	$11	$11	$12	$7
Portfolio turnover rate	17%A	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Financial Highlights California Municipal Income
	Six months ended
	August 31, 2005	Years ended February 28,
	(Unaudited)	2005	2004F	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$12.55	$ 12.83	$ 12.75	$ 12.55	$ 12.35	$ 11.52
Income from Investment
Operations
Net investment
incomeD		260.527	.544	.546	.555G	.568
Net realized and un
realized gain (loss)	108	(.149)	.247	.265	.211G	.832
Total from investment
operations		368.378	.791	.811	.766	1.400
Distributions from net
investment income	(.258)	(.523)	(.539)	(.541)	(.552)	(.570)
Distributions from net
realized gain		(.135)	(.172)	(.070)	(.015)	—
Total distributions	(.258)	(.658)	(.711)	(.611)	(.567)	(.570)
Redemption fees added
to paid in capital	—D,H	—D,H	—D,H	—D,H	.001D	—
Net asset value,
end of period	$12.66	$ 12.55	$ 12.83	$ 12.75	$ 12.55	$ 12.35
Total ReturnB,C	2.97%	3.11%	6.44%	6.64%	6.36%	12.42%
Ratios to Average Net AssetsE
Expenses before ex
pense reductions	47%A	.48%	.48%	.49%	.48%	.49%
Expenses net of volun
tary waivers, if any	.47%A	.48%	.48%	.48%	.48%	.49%
Expenses net of all
reductions	44%A	.47%	.48%	.47%	.43%	.42%
Net investment income	4.10%A	4.22%	4.29%	4.34%	4.47%G	4.75%
Supplemental Data
Net assets, end of
period (in millions) .	$1,576	$ 1,506	$ 1,550	$ 1,683	$ 1,654	$ 1,512
Portfolio turnover rate	17%A	15%	18%	18%	13%	16%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F For the year ended February 29.
G Effective March 31, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Financial Highlights Institutional Class

	Six months ended
	August 31, 2005	Years ended February 28,
	(Unaudited)	2005	2004G	2003E
Selected Per Share Data
Net asset value, beginning of period	$12.57	$12.85	$ 12.76	$12.60
Income from Investment Operations
Net investment incomeD	258	.529	.546	.316
Net realized and unrealized gain (loss)	109	(.151)	.254	.211
Total from investment operations	367	.378	.800	.527
Distributions from net investment income	(.257)	(.523)	(.538)	(.309)
Distributions from net realized gain		(.135)	(.172)	(.058)
Total distributions	(.257)	(.658)	(.710)	(.367)
Redemption fees added to paid in
capitalD,H	—	—	—	—
Net asset value, end of period	$12.68	$12.57	$ 12.85	$12.76
Total ReturnB,C	2.95%	3.10%	6.51%	4.23%
Ratios to Average Net AssetsF
Expenses before expense reductions	49%A	.47%	.49%	.50%A
Expenses net of voluntary waivers, if any	.49%A	.47%	.49%	.50%A
Expenses net of all reductions	46%A	.47%	.49%	.49%A
Net investment income	4.09%A	4.23%	4.28%	4.34%A
Supplemental Data
Net assets, end of period (000 omitted) .	$1,420	$1,057	$ 264	$1,499
Portfolio turnover rate	17%A	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G For the year ended February 29.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan California Municipal Income Fund to Fidelity California Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massa chusetts business trust.

The fund offers Class A, Class T, Class B, Class C, California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reduc tions also differ by class.

The fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information pro vided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment companies are valued at their net asset value each business day.

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36

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$96,241
Unrealized depreciation	(491)
Net unrealized appreciation (depreciation)	$95,750
Cost for federal income tax purposes	$1,479,856

37 Semiannual Report

Notes to Financial Statements (Unaudited) continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50 % of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $190,354 and $131,960, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds

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38

4. Fees and Other Transactions with Affiliates continued Management Fee continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$6	$—
Class T	0%	.25%	4	—
Class B	65%	.25%	23	16
Class C	75%	.25%	54	8
			$87	$24

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$7
Class T	1
Class B*	6
Class C*	—
$14

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

39 Semiannual Report

Notes to Financial Statements (Unaudited) continued (Amounts in thousands except ratios) 4. Fees and Other Transactions with Affiliates continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund’s Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such pay ments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

		% of
		Average
	Amount	Net Assets*
Class A		$4.09
Class T		2.11
Class B		3.11
Class C		6.11
California Municipal Income		528.07
Institutional Class		1.08

	$544

* Annualized

Citibank also has a sub arrangement with FSC to maintain the fund’s accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses.

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40

6. Expense Reductions - continued

During the period, these credits reduced the fund’s custody and accounting expenses by $12 and $140, respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$1
Class B	1
Class C	1
California Municipal Income	95
$98

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Six months ended	Year ended
	August 31,	February 28,
	2005	2005
From net investment income
Class A	$161	$245
Class T	61	122
Class B	80	163
Class C	166	344
California Municipal Income	31,431	61,059
Institutional Class	22	15
Total	$31,921	$61,948
From net realized gain
Class A	$—	$67
Class T	—	37
Class B	—	54
Class C	—	126
California Municipal Income	—	16,080
Institutional Class	—	3
Total	$—	$16,367

Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	August 31,	February 28,	August 31,	February 28,
	2005	2005	2005	2005
Class A
Shares sold	378	287	$4,757	$3,591
Reinvestment of distributions	8	14	95	181
Shares redeemed	(83)	(187)	(1,039)	(2,320)
Net increase (decrease)	303	114	$3,813	$1,452
Class T
Shares sold	33	75	$412	$935
Reinvestment of distributions	5	11	59	138
Shares redeemed	(21)	(136)	(258)	(1,699)
Net increase (decrease)	17	(50)	$213	$(626)
Class B
Shares sold	84	51	$1,049	$637
Reinvestment of distributions	3	7	33	93
Shares redeemed	(48)	(76)	(596)	(941)
Net increase (decrease)	39	(18)	$486	$(211)
Class C
Shares sold	133	152	$1,667	$1,901
Reinvestment of distributions	8	26	106	322
Shares redeemed	(111)	(293)	(1,395)	(3,634)
Net increase (decrease)	30	(115)	$378	$(1,411)
California Municipal Income
Shares sold	10,693	17,210	$134,262	$215,284
Reinvestment of distributions	1,740	4,369	21,873	54,476
Shares redeemed	(7,901)	(22,310)	$(99,043)	(276,287)
Net increase (decrease)	4,532	(731)	57,092	$(6,527)
Institutional Class
Shares sold	83	64	$1,046	$824
Reinvestment of distributions	1	1	6	6
Shares redeemed	(56)	(2)	(695)	(28)
Net increase (decrease)	28	63	$357	$802

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42

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund (formerly Spartan California Municipal Income Fund)

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders,

43 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a

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44

large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, as applicable, the returns of Class C and the retail class of the fund, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and the retail class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

45 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the relative investment performance of the retail class of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund was lower than its benchmark for certain periods, although the one year cumulative total return of the retail class of the fund compared favorably to its benchmark. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for

Semiannual Report

46

management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 8% would mean that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the ser vices that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total

47 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each class’s total expenses were reason able in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for the fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the

Semiannual Report

48

Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

49 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015
Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035
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Attn: Distribution Services
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General Correspondence
Fidelity Investments
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Buying shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015
General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1 800 544 9797.
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Semiannual Report

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Semiannual Report

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Fidelity Management & Research
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CFL-USAN-1005 1.790942.102

Fidelity Advisor California Municipal Income Fund - Class A, Class T, Class B and Class C Semiannual Report August 31, 2005

Class A, Class T, Class B, and Class C are classes of Fidelity® California Municipal Income Fund

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	26	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	36	Notes to the financial statements.
Board Approval of	43
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1 800 SEC 0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman’s Message

(photograph of Edward C Johnson 3rd)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offend ers should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick applica tion of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers in cluding individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 to August 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	March 1, 2005
	March 1, 2005	August 31, 2005	to August 31, 2005
Class A
Actual	$1,000.00	$1,028.00	$3.32
HypotheticalA	$1,000.00	$1,021.93	$3.31
Class T
Actual	$1,000.00	$1,028.10	$3.89
HypotheticalA	$1,000.00	$1,021.37	$3.87
Class B
Actual	$1,000.00	$1,024.90	$7.20
HypotheticalA	$1,000.00	$1,018.10	$7.17
Class C
Actual	$1,000.00	$1,023.60	$7.70
HypotheticalA	$1,000.00	$1,017.59	$7.68
California Municipal Income
Actual	$1,000.00	$1,029.70	$2.40
HypotheticalA	$1,000.00	$1,022.84	$2.40
Institutional Class
Actual	$1,000.00	$1,029.50	$2.51
HypotheticalA	$1,000.00	$1,022.74	$2.50
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	65%
Class T	76%
Class B	1.41%
Class C	1.51%
California Municipal Income	47%
Institutional Class	49%

5 Semiannual Report

Investment Changes

Top Five Sectors as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	32.6	32.6
Escrowed/Pre Refunded	14.7	9.3
Transportation	11.0	12.0
Electric Utilities	8.7	9.8
Health Care	7.3	9.0
Average Years to Maturity as of August 31, 2005
		6 months ago
Years	12.7	13.8

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of August	31, 2005
			6 months ago
Years		6.3	6.6

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds 97.9%

	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – 96.9%
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	$2,720	$798
0% 8/1/32 (FGIC Insured)	3,680	1,025
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21
(MBIA Insured)	7,575	8,239
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA Insured)	2,310	1,406
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts.
Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,233
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	2,263
Series C:
0% 9/1/22 (FSA Insured)	5,150	2,435
0% 9/1/36 (FSA Insured)	9,545	2,182
Anaheim Union High School District Series A, 5.375% 8/1/17
(Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,130
Azusa Unified School District 5.375% 7/1/16
(FSA Insured)	1,225	1,366
Benicia Unified School District Series B, 0% 8/1/24
(MBIA Insured)	7,005	2,998
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,965
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,213
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,385
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,510
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18
(MBIA Insured)	1,085	1,227
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15
(MBIA Insured)	1,725	1,949
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,830
0% 8/1/12 (AMBAC Insured)	2,800	2,180
California Dept. of Wtr. Resources Central Valley Proj. Wtr.
Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	892
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,080	2,160
5.5% 5/1/16 (AMBAC Insured)	2,125	2,377
5.75% 5/1/17	3,375	3,800
6% 5/1/13	2,320	2,677
Series A:
5% 5/1/17	1,000	1,082

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: -
continued
Series A:
5.25% 5/1/11 (FSA Insured)	$15,275	$16,799
5.25% 5/1/12 (MBIA Insured)	6,000	6,652
5.375% 5/1/18 (AMBAC Insured)	2,385	2,649
5.5% 5/1/08	5,815	6,163
5.5% 5/1/14 (AMBAC Insured)	7,905	8,899
5.5% 5/1/15 (AMBAC Insured)	9,000	10,114
5.875% 5/1/16	4,535	5,156
6% 5/1/14	7,500	8,683
6% 5/1/14 (MBIA Insured)	2,000	2,309
6% 5/1/15	1,000	1,153
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	6,000	6,686
Series A, 5.25% 7/1/13 (MBIA Insured)	9,000	10,095
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA
Insured) (d)	1,180	1,236
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured) .	2,000	2,090
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,452
(Pepperdine Univ. Proj.) 5.75% 9/15/30 (Pre-Refunded to
9/15/08 @ 101) (e)	13,735	14,978
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	661
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30
(Pre-Refunded to 6/1/10 @ 101) (e)	3,535	4,028
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,146
5.25% 9/1/26	7,910	9,004
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,062
5.125% 2/1/30	6,000	6,228
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,949
Series O, 5.125% 1/1/31	5,000	5,232
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	5,675	6,130
Series C, 5.125% 10/1/28 (Pre-Refunded to
10/1/07 @ 101) (e)	7,725	8,160
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	1,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	$3,900	$4,439
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,350
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,112
4.75% 9/1/10	1,300	1,385
5% 11/1/07	19,000	19,778
5% 2/1/09	4,070	4,310
5% 2/1/10	3,000	3,212
5% 12/1/11 (MBIA Insured)	4,000	4,383
5% 11/1/12	4,095	4,435
5% 10/1/18	3,000	3,162
5% 12/1/18	1,850	1,960
5% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (e)	7,395	8,047
5.25% 10/1/09	2,150	2,320
5.25% 2/1/11	5,670	6,184
5.25% 3/1/11	1,405	1,534
5.25% 3/1/12	3,000	3,304
5.25% 10/1/14	300	303
5.25% 2/1/15	2,310	2,563
5.25% 2/1/15 (MBIA Insured)	5,000	5,582
5.25% 2/1/16	7,500	8,306
5.25% 2/1/16 (MBIA Insured)	4,050	4,489
5.25% 10/1/17	260	263
5.25% 2/1/20	3,000	3,277
5.25% 11/1/26	1,000	1,083
5.25% 2/1/28	5,025	5,419
5.25% 11/1/29	5,000	5,391
5.25% 4/1/30	1,945	2,083
5.25% 2/1/33	3,000	3,222
5.25% 4/1/34	2,000	2,153
5.375% 4/1/15 (MBIA Insured)	1,500	1,665
5.375% 10/1/28	4,250	4,560
5.5% 6/1/10	1,600	1,756
5.5% 3/1/11 (FGIC Insured)	3,000	3,337
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,000	3,329
5.5% 3/1/12 (MBIA Insured)	5,000	5,572
5.5% 4/1/28	3,000	3,363
5.5% 6/1/28	5,000	5,437
5.5% 4/1/30	3,000	3,344
5.5% 11/1/33	14,000	15,623

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.: – continued
5.625% 5/1/20	$3,000	$3,320
5.625% 5/1/26	4,005	4,410
5.75% 10/1/10	7,325	8,153
5.75% 12/1/10	2,500	2,797
5.75% 5/1/30	3,080	3,421
6% 2/1/08	1,000	1,067
6% 4/1/18	2,545	3,047
6.5% 2/1/07	3,000	3,147
6.5% 2/1/08	5,750	6,188
6.6% 2/1/09	14,355	15,887
6.6% 2/1/11 (MBIA Insured)	2,150	2,493
6.75% 8/1/10	5,675	6,538
6.75% 8/1/12	1,100	1,311
7% 8/1/09	5,105	5,809
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series A, 5% 7/1/06	1,330	1,351
Series I, 4.95%, tender 7/1/14 (c)	5,000	5,278
(Cedars-Sinai Med. Ctr. Proj.):
Series A:
6.125% 12/1/30 (Pre Refunded to 12/1/09 @ 101) (e) .	8,340	9,414
6.25% 12/1/34 (Pre Refunded to 12/1/09 @ 101) (e)	15,905	18,032
5% 11/15/11	1,750	1,886
5% 11/15/14	1,485	1,610
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18
(MBIA Insured)	1,260	1,394
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	145	62
Series 1983 A, 0% 2/1/15 (MBIA Insured)	8,187	3,850
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	1,680	1,699
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,167
5.25% 2/1/32 (AMBAC Insured)	6,295	6,792
5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (e)	1,780	1,984
5.5% 6/1/21 (Pre-Refunded to 6/1/10 @ 101) (e)	4,780	5,327
5.5% 6/1/24 (Pre-Refunded to 6/1/10 @ 101) (e)	5,610	6,252
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender
6/1/07 (FGIC Insured) (c)(d)	6,000	6,029

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.: - continued
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14
(MBIA Insured)	$4,000	$4,681
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series A1, 4.7%, tender
4/1/12 (c)(d)	3,000	3,104
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,719
5% 6/1/14	2,000	2,183
5.25% 6/1/24	3,400	3,683
5.25% 6/1/25	2,500	2,704
(California Cmnty. College Projs.) Series A,
5.25% 12/1/16	4,450	4,758
(California State Univ. Proj.) Series 1997 A,
5.5% 10/1/07	1,425	1,492
(Capitol East End Complex-Blocks 171-174 & 225 Proj.)
Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,481
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	11,051
Series A, 5.25% 6/1/12	2,485	2,722
(Dept. of Corrections Proj.) Series E, 5.5% 6/1/15
(FSA Insured)	2,000	2,243
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	8,250	9,165
5.5% 6/1/19	3,000	3,047
6% 6/1/07	1,590	1,668
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C:
5.5% 6/1/15	6,100	6,832
5.5% 6/1/17 (MBIA Insured)	4,775	5,387
Series D:
5.375% 11/1/12	1,250	1,307
5.375% 11/1/13	5,055	5,282
5.375% 11/1/14	5,000	5,227
(Dept. of Corrections, Susanville State Prison Proj.) Series D,
5.25% 6/1/15 (FSA Insured)	4,000	4,489
(Kern County at Delano II Proj.) Series 2003 C, 5.5%
6/1/13	2,000	2,259
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,393

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Pub. Works Board Lease Rev.: – continued
(Substance Abuse Treatment Facilities Corcoran II Proj.)
Series A, 5.5% 1/1/14 (AMBAC Insured)	$3,000	$3,083
(Ten Administrative Segregation Hsg. Units Proj.)
Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,719
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,225
Series B:
5.5% 6/1/19	1,650	1,662
6.4% 12/1/09	3,700	4,172
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,502
Series 2005 A, 5.25% 6/1/30	4,000	4,296
California State Univ. Rev. & Colleges (Systemwide Proj.)
Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,435
5.5% 11/1/16 (AMBAC Insured)	1,500	1,691
California Statewide Cmnty. Dev. Auth. Rev. (Triad Health Care
Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (e)	1,365	1,407
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	2,435	2,553
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,863
5.5% 7/1/07	1,425	1,489
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Penninsula Proj.) Series B, 5.25%
6/1/23 (FSA Insured)	1,800	1,968
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C,
3.85%, tender 6/1/12 (c)	3,000	3,018
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 3.85%, tender 8/1/06 (c)	21,000	21,161
Series 2004 G, 2.3%, tender 5/1/07 (c)	3,000	2,955
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75%
6/1/30 (AMBAC Insured)	10,000	10,572
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,323
Carlsbad Unified School Distict 0% 11/1/15
(FGIC Insured)	1,700	1,135
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.)
Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,795
Central Valley Fing. Auth. Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.) 6% 7/1/09	355	357

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Commerce Refuse To Energy Auth. Rev.:
5.25% 7/1/08 (MBIA Insured)	$1,000	$1,060
5.5% 7/1/11 (MBIA Insured)	2,170	2,409
Compton Unified School District Series 2002 B, 5.5% 6/1/25
(MBIA Insured)	2,800	3,158
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp.
Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,135
Corona-Norco Unified School District Series D, 0% 9/1/27
(FSA Insured)	3,000	1,090
CSCUI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.)
Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA,
New York (c)	5,500	5,445
Ctr. Unified School District Series 1997 C, 0% 9/1/20
(MBIA Insured)	2,000	1,046
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	903
5% 4/1/11	2,780	2,899
5% 4/1/12	4,210	4,381
5% 4/1/13	1,830	1,899
5.25% 4/1/09	1,600	1,676
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5%
6/1/35 (MBIA Insured)	10,000	10,691
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17
(AMBAC Insured) (b)	2,420	2,641
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities
District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,239
Empire Union School District Spl. Tax (Cmnty. Facilities District
No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	701
0% 10/1/25 (AMBAC Insured)	1,665	664
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	851
0% 8/1/21 (MBIA Insured)	1,000	499
Escondido Union High School District 0% 11/1/16
(Escrowed to Maturity) (e)	3,500	2,281
Fairfield Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09
(MBIA Insured)	2,080	1,852
Fairfield-Suisun Unified School District 5.5% 8/1/28
(MBIA Insured)	3,000	3,375
Folsom Cordova Unified School District School Facilities Impt.
District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	685

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Folsom Cordova Unified School District School Facilities Impt.
District #2 (1998 Fing. Proj.) Series A, 0% 10/1/26
(MBIA Insured)	$2,290	$875
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,415	1,636
0% 8/1/20 (MBIA Insured)	6,425	3,398
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,500	13,027
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	613
5% 1/1/35 (MBIA Insured)	24,070	24,826
0% 1/15/27 (a)	4,000	3,440
0% 1/15/27 (MBIA Insured) (a)	4,500	4,123
0% 1/15/29 (a)	4,000	3,440
5% 1/15/16 (MBIA Insured)	5,860	6,295
5.5% 1/15/08 (MBIA Insured)	8,945	9,465
5.75% 1/15/40	8,155	8,368
Fremont Unifed School District, Alameda County Series F, 0%
8/1/09 (MBIA Insured)	1,000	883
Fullerton Univ. Foundation Auxiliary Organization Rev.
Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,401
5.75% 7/1/30 (MBIA Insured)	1,000	1,114
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,626
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	13,105	13,335
6.75% 6/1/39	8,460	9,758
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,494
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (e)	4,400	4,717
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (e)	490	525
Series A:
5% 6/1/38 (FGIC Insured)	5,000	5,284
5% 6/1/45	6,000	6,246
Series B:
5% 6/1/09 (Escrowed to Maturity) (e)	3,000	3,191
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,907
5.5% 6/1/18 (Pre-Refunded to 6/1/07 @ 100) (e)	2,355	2,462
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,661

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18
(MBIA Insured)	$2,750	$1,584
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.)
7.3% 9/1/11 (MBIA Insured)	555	673
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (d)	2,000	2,159
5% 5/15/15 (FGIC Insured) (d)	1,000	1,077
6% 5/15/09 (FGIC Insured) (d)	3,450	3,751
6% 5/15/10 (FGIC Insured) (d)	1,000	1,107
6% 5/15/12 (FGIC Insured) (d)	3,500	3,960
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont
Manchester Social Services Proj.):
5% 9/1/11 (AMBAC Insured)	1,725	1,873
5% 9/1/21 (AMBAC Insured)	2,805	3,005
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (e)	6,400	5,197
0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,526
(Disney Parking Proj.):
0% 3/1/10	2,000	1,699
0% 3/1/11	1,950	1,590
0% 3/1/12	2,180	1,690
0% 3/1/13	6,490	4,818
0% 9/1/14 (AMBAC Insured)	3,860	2,709
0% 3/1/18	3,000	1,727
0% 3/1/19	3,175	1,726
0% 3/1/20	1,000	512
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.
(Proposition C Proj.) Second Tier Sr. Series A, 5.25%
7/1/25 (FGIC Insured)	3,500	3,795
Los Angeles County Schools Regionalized Bus. Svcs. Corp.
Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,175
5.375% 9/1/17 (FSA Insured)	1,095	1,230
5.375% 9/1/18 (FSA Insured)	1,155	1,289
5.375% 9/1/19 (FSA Insured)	1,210	1,348
Los Angeles Dept. Arpts. Rev. (Los Angeles Int’l. Arpt. Proj.)
Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	295
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,132
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,400
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	$15,000	$15,669
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,148
5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,999
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs.
Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	4,020
Los Angeles Hbr. Dept. Rev.:
Series B:
5.25% 11/1/07 (d)	4,290	4,433
5.5% 8/1/08 (d)	1,505	1,552
7.6% 10/1/18 (Escrowed to Maturity) (e)	14,235	17,959
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,284
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,488
5.375% 7/1/17 (MBIA Insured)	8,095	9,107
5.375% 7/1/18 (MBIA Insured)	2,945	3,303
Series C, 5.25% 7/1/24 (Pre-Refunded to 7/1/09 @
101) (e)	1,265	1,379
Series E, 5.125% 1/1/27 (MBIA Insured)	1,250	1,343
M S R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75%
7/1/20 (Escrowed to Maturity) (e)	2,285	2,773
Manhattan Beach Unified School District Series A, 0% 9/1/09
(FGIC Insured)	975	859
Merced Union High School District Series A, 0% 8/1/22
(FGIC Insured)	1,100	522
Metropolitan Wtr. District Southern California Wtrwks. Rev.
Series 2005 A, 5% 7/1/35 (FSA Insured)	5,000	5,348
Modesto Elementary School District, Stanislaus County
Series A:
0% 8/1/21 (FGIC Insured)	2,000	990
0% 8/1/25 (FGIC Insured)	2,800	1,126
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23
(AMBAC Insured)	2,500	2,803
(Golf Course Refing. Proj.) Series B, 5% 11/1/23
(FGIC Insured)	1,585	1,788
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5%
10/1/17 (Escrowed to Maturity) (e)	5,000	5,074
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10
(Escrowed to Maturity) (e)	2,270	1,904

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Monrovia Unified School District Series B, 0% 8/1/33
(FGIC Insured)	$2,500	$671
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	613
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16
(MBIA Insured)	2,445	2,689
Moreland School District Series 2003 B, 0% 8/1/27
(FGIC Insured)	1,485	541
Murrieta Valley Unified School District Series A, 0% 9/1/13
(FGIC Insured)	1,500	1,110
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,586
12% 8/1/17 (FSA Insured)	1,000	1,772
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B:
5.25% 9/1/23 (AMBAC Insured)	1,530	1,740
5.25% 9/1/25 (AMBAC Insured)	1,835	2,088
Subseries C:
5% 9/1/16 (AMBAC Insured) (b)	1,000	1,077
5% 9/1/17 (AMBAC Insured) (b)	2,735	2,950
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,454
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded
to 7/1/21 @ 100) (e)	3,850	5,372
Northern California Transmission Auth. Rev. (Ore Trans. Proj.)
Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,549
Novato Unified School District 5.25% 8/1/17 (FGIC Insured) .	1,000	1,105
Oakland Redev. Agcy. Sub Tax Allocation (Central District
Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,108
5.5% 9/1/17 (FGIC Insured)	3,000	3,386
Oakland Unified School District Alameda County 5% 8/1/16
(MBIA Insured)	4,740	5,235
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.)
0% 8/1/10 (MBIA Insured)	3,255	2,771
Orange County Local Trans. Auth. Sales Tax Rev. 6.2%
2/14/11 (AMBAC Insured)	7,000	7,947
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,933
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,448
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr.
Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,216

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	$1,785	$1,882
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,931
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,208
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities
District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	7,034
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,050
0% 8/1/21 (FGIC Insured)	1,000	499
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A,
3.75% 7/1/12	3,465	3,511
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt.
Projs.) 5.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 101) (e)	3,000	3,298
Pomona Unified School District Series C, 6% 8/1/30
(Escrowed to Maturity) (e)	4,035	4,376
Port of Oakland Gen. Oblig.:
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,691
5% 11/1/15 (MBIA Insured) (d)	5,850	6,233
5% 11/1/17 (MBIA Insured) (d)	3,355	3,545
5% 11/1/18 (MBIA Insured) (d)	2,740	2,884
Port of Oakland Port Rev. Series G, 5.375% 11/1/08
(MBIA Insured) (d)	1,805	1,919
Rancho Santiago Cmnty. College District 5.25% 9/1/21
(FSA Insured)	2,705	3,129
Redwood City Elementary School District 0% 8/1/20
(FGIC Insured)	4,825	2,533
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev.
Proj.) 7% 7/1/09 (FSA Insured)	75	75
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside
County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	17,866
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,231
Riverside County Pub. Fing. Auth. Tax Allocation Rev.
(Redev. Projs.):
Series A:
4.8% 10/1/07	770	797
4.8% 10/1/07 (Pre-Refunded to 10/1/06 @ 102) (e)	310	323
5% 10/1/08	805	838
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (e)	330	344
5% 10/1/09	815	848

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev.
Projs.): – continued
Series A:
5% 10/1/09 (Pre-Refunded to 10/1/06 @ 102) (e)	$325	$339
5% 10/1/18 (XL Cap. Assurance, Inc. Insured) (b)	3,740	4,048
5.1% 10/1/10	890	927
5.1% 10/1/10 (Pre-Refunded to 10/1/06 @ 102) (e)	355	371
5.25% 10/1/12	985	1,026
5.25% 10/1/12 (Pre-Refunded to 10/1/06 @ 102) (e)	390	408
5.5% 10/1/22	3,210	3,344
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,214
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,322
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	586
0% 8/1/25 (FGIC Insured)	2,725	1,107
0% 8/1/26 (FGIC Insured)	1,365	525
0% 8/1/27 (FGIC Insured)	2,500	912
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	709
0% 8/1/27 (FGIC Insured)	1,940	707
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4%
11/1/20 (AMBAC Insured)	2,000	2,295
Sacramento City Fing. Auth. Rev. (Combined Area Projs.)
Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,164
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,646
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,185
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6.5% 7/1/06	4,500	4,601
6.5% 7/1/08 (Pre-Refunded to 7/1/06 @ 102) (e)	1,000	1,050
Salinas Union High School District Series A, 5.25% 10/1/17
(FGIC Insured)	1,410	1,579
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to
Maturity) (e)	8,500	11,354
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,431
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,259
(The Bishop’s School Proj.) Series A, 6% 9/1/34, LOC Bank
of New York, New York	4,090	4,696
5% 11/15/16 (AMBAC Insured) (b)	2,000	2,198

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
San Diego County Ctfs. of Prtn.: – continued
5% 11/15/17 (AMBAC Insured) (b)	$2,000	$2,187
5% 11/15/18 (AMBAC Insured) (b)	2,000	2,175
5.25% 10/1/11	1,705	1,862
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,812
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to
7/1/12 @ 101) (e)	4,325	4,815
San Francisco Bay Area Rapid Trans. District Sales Tax Rev.
5.25% 7/1/18	4,500	4,808
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.)
5.75% 2/1/07	1,500	1,545
San Francisco City & County Arpts. Commission Int’l. Arpt.
Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,225
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,712
Second Series 12A, 5.625% 5/1/08 (FGIC Insured) (d)	1,625	1,667
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,447
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (d)	2,945	3,102
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,463
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,902
Second Series 23A:
5.5% 5/1/07 (FGIC Insured) (d)	1,045	1,082
5.5% 5/1/08 (FGIC Insured) (d)	2,755	2,902
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (d)	4,045	4,261
San Francisco City & County Redev. Fing. Auth. Tax Allocation
Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10
(MBIA Insured)	1,475	1,256
Series A:
0% 8/1/09 (FGIC Insured)	1,085	958
0% 8/1/10 (FGIC Insured)	1,085	924
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,298
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,941
0% 1/15/12 (MBIA Insured)	7,000	5,558
0% 1/15/15 (MBIA Insured)	5,000	3,445

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: -
continued
Series A:
0% 1/15/20 (MBIA Insured)	$3,765	$2,024
0% 1/15/31 (MBIA Insured)	5,000	1,505
0% 1/15/34 (MBIA Insured)	10,000	2,555
5.25% 1/15/30 (MBIA Insured)	12,145	12,697
5.5% 1/15/28	1,060	1,052
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	7,964
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,097
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,666
San Jose Unified School District, Santa Clara County Series A,
5.375% 8/1/20 (FSA Insured)	1,895	2,087
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375%
8/1/24 (MBIA Insured)	1,000	1,077
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0%
9/1/15 (Escrowed to Maturity) (e)	1,990	1,367
San Mateo County Cmnty. College District Series A, 0%
9/1/18 (FGIC Insured)	3,000	1,733
San Mateo Unified School District (Election of 2000 Proj.)
Series B:
0% 9/1/23 (FGIC Insured)	2,000	898
0% 9/1/25 (FGIC Insured)	1,490	603
0% 9/1/26 (FGIC Insured)	1,500	575
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,511
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	5,121
5.75% 8/1/30 (FGIC Insured)	7,490	8,220
Santa Clara County Trans. District Sales Tax Rev. Series A,
5.25% 6/1/21	8,500	8,972
Santa Cruz City Elementary School District Series B, 5.75%
8/1/26 (Pre-Refunded to 8/1/09 @ 102) (e)	2,730	3,055
Santa Cruz City High School District Series B:
5.75% 8/1/26 (Pre-Refunded to 8/1/09 @ 102) (e)	2,380	2,664
6% 8/1/29 (Pre-Refunded to 8/1/09 @ 102) (e)	6,770	7,638
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A
& 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,296
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake
Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22
(AMBAC Insured)	8,395	9,214

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	$1,000	$385
0% 5/1/28 (MBIA Insured)	3,340	1,166
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,596
6.75% 7/1/11	6,500	7,566
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A,
5.25% 5/1/14 (MBIA Insured)	1,000	1,035
Sulpher Springs Unified School District Series A, 0% 9/1/12
(MBIA Insured)	2,750	2,134
Sulphur Springs Union School District Ctfs. of Prtn. (2002
School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09
(FSA Insured) (c)	3,000	2,988
Tahoe-Truckee Joint Unified School District Series A, 0%
9/1/10 (FGIC Insured)	4,220	3,293
Tobacco Securitization Auth. Northern California Tobacco
Settlement Rev. Series 2001 A, 5.25% 6/1/31	2,000	2,037
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B,
5.25% 6/1/34 (AMBAC Insured)	3,000	3,256
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.)
Series 2001 A:
5.5% 6/1/31	2,350	2,484
6% 6/1/22	1,100	1,243
Ukiah Unified School District:
0% 8/1/14 (FGIC Insured)	3,040	2,169
0% 8/1/19 (FGIC Insured)	2,270	1,270
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	578
0% 9/1/21 (FGIC Insured)	2,995	1,489
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,352
5.5% 5/15/24 (AMBAC Insured)	1,000	1,104
4.55% 12/1/09 (f)	22,065	22,653
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	3,084
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,192
Series B, 5.25% 5/15/16 (AMBAC Insured)	5,000	5,560
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	1,990	2,023
5.25% 1/1/13	8,500	8,642

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Val Verde Unified School District Ctfs. of Prtn.:
Series B, 5% 1/1/35 (FGIC Insured)	$3,085	$3,266
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,141
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,574
Victor Elementary School District Series A, 0% 6/1/14
(MBIA Insured)	2,375	1,690
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	146
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (e)	1,195	1,351
5.375% 8/1/16 (FSA Insured)	100	112
5.375% 8/1/16 (Pre-Refunded to 8/1/12 @ 100) (e)	900	1,017
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	889
0% 8/1/31 (FGIC Insured)	2,715	797
0% 8/1/32 (FGIC Insured)	1,315	366
5.25% 8/1/16 (FGIC Insured)	1,000	1,122
Washington Unified School District Yolo County Series A, 0%
8/1/27 (FGIC Insured)	5,000	1,843
Whittier Union High School District Series B, 5.875% 8/1/30
(FSA Insured)	2,405	2,646
Yuba City Unified School District Series A, 0% 9/1/21
(FGIC Insured)	2,090	1,031
		1,559,307

Puerto Rico 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
Series Y, 5.5% 7/1/36 (MBIA Insured)	1,510	1,736
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (e)	5,620	6,211
5.5% 10/1/40 (Escrowed to Maturity) (e)	1,100	1,208
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.25%
7/1/14 (XL Cap. Assurance, Inc. Insured)	4,585	5,182
		14,337

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Virgin Islands – 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$550	$584
5.25% 10/1/15	1,255	1,378
		1,962

TOTAL INVESTMENT PORTFOLIO 97.9%
(Cost $1,481,513)		1,575,606

NET OTHER ASSETS – 2.1%		33,271
NET ASSETS 100%		$1,608,877

Legend

(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,653,000 or 1.4% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Univ. of California
Revs. (UCLA Med.
Ctr. Proj.) 4.55%
12/1/09	3/6/02	$ 22,065

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Other Information The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	32.6%
Escrowed/Pre Refunded	14.7%
Transportation	11.0%
Electric Utilities	8.7%
Health Care	7.3%
Special Tax	6.5%
Education	6.3%
Others* (individually less than 5%)	12.9%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)	August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,481,513)
See accompanying schedule		$1,575,606
Cash		47,055
Receivable for investments sold		8,307
Receivable for fund shares sold		2,943
Interest receivable		16,791
Prepaid expenses		2
Other receivables		67
Total assets		1,650,771

Liabilities
Payable for investments purchased
Regular delivery	$21,317
Delayed delivery	17,096
Payable for fund shares redeemed	1,164
Distributions payable	1,666
Accrued management fee	493
Distribution fees payable	15
Other affiliated payables	123
Other payables and accrued expenses	20
Total liabilities		41,894

Net Assets		$1,608,877
Net Assets consist of:
Paid in capital		$1,507,494
Undistributed net investment income		1,511
Accumulated undistributed net realized gain (loss) on
investments		5,779
Net unrealized appreciation (depreciation) on
investments		94,093
Net Assets		$1,608,877

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	August 31, 2005 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($11,049 ÷ 873 shares)	$12.66

Maximum offering price per share (100/95.25 of $12.66)	$13.29
Class T:
Net Asset Value and redemption price per share
($3,357 ÷ 264.6 shares)	$12.69

Maximum offering price per share (100/96.50 of $12.69)	$13.15
Class B:
Net Asset Value and offering price per share
($5,418 ÷ 428 shares)A	$12.66

Class C:
Net Asset Value and offering price per share
($11,194 ÷ 885 shares)A	$12.65

California Municipal Income:
Net Asset Value, offering price and redemption price per
share ($1,576,439 ÷ 124,563 shares)	$12.66

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($1,420 ÷ 112 shares)	$12.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended August 31, 2005 (Unaudited)

Investment Income
Interest		$35,619

Expenses
Management fee	$2,904
Transfer agent fees	544
Distribution fees	87
Accounting fees and expenses	156
Independent trustees’ compensation	4
Custodian fees and expenses	12
Registration fees	69
Audit	26
Legal	2
Miscellaneous	8
Total expenses before reductions	3,812
Expense reductions	(250)	3,562

Net investment income		32,057
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities		8,616
Change in net unrealized appreciation (depreciation) on
investment securities		4,401
Net gain (loss)		13,017
Net increase (decrease) in net assets resulting from
operations		$45,074

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$32,057	$62,406
Net realized gain (loss)	8,616	6,681
Change in net unrealized appreciation (depreciation) .	4,401	(28,124)
Net increase (decrease) in net assets resulting
from operations	45,074	40,963
Distributions to shareholders from net investment income .	(31,921)	(61,948)
Distributions to shareholders from net realized gain	—	(16,367)
Total distributions	(31,921)	(78,315)
Share transactions - net increase (decrease)	62,339	(6,521)
Redemption fees	9	29
Total increase (decrease) in net assets	75,501	(43,844)

Net Assets
Beginning of period	1,533,376	1,577,220
End of period (including undistributed net investment
income of $1,511 and undistributed net investment
income of $1,615, respectively)	$1,608,877	$1,533,376

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Highlights Class A

	Six months ended
	August 31, 2005	Years ended February 28,
	(Unaudited)	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$12.56	$12.84	$12.76	$12.60
Income from Investment Operations
Net investment incomeE	248	.505	.521	.303
Net realized and unrealized gain (loss)	100	(.149)	.248	.212
Total from investment operations	348	.356	.769	.515
Distributions from net investment income	(.248)	(.501)	(.517)	(.297)
Distributions from net realized gain		(.135)	(.172)	(.058)
Total distributions	(.248)	(.636)	(.689)	(.355)
Redemption fees added to paid in
capitalE,I	—	—	—	—
Net asset value, end of period	$12.66	$12.56	$12.84	$12.76
Total ReturnB,C,D	2.80%	2.92%	6.25%	4.13%
Ratios to Average Net AssetsG
Expenses before expense reductions	65%A	.66%	.65%	.66%A
Expenses net of voluntary waivers,
if any	65%A	.66%	.65%	.66%A
Expenses net of all reductions	61%A	.65%	.65%	.65%A
Net investment income	3.93%A	4.04%	4.12%	4.18%A
Supplemental Data
Net assets, end of period (in millions)	$11	$7	$6	$3
Portfolio turnover rate	17%A	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Financial Highlights Class T

	Six months ended
	August 31, 2005	Years ended February 28,
	(Unaudited)	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$12.58	$12.86	$12.79	$12.60
Income from Investment Operations
Net investment incomeE	242	.492	.508	.296
Net realized and unrealized gain (loss)	108	(.150)	.237	.241
Total from investment operations	350	.342	.745	.537
Distributions from net investment income	(.240)	(.487)	(.503)	(.289)
Distributions from net realized gain		(.135)	(.172)	(.058)
Total distributions	(.240)	(.622)	(.675)	(.347)
Redemption fees added to paid in
capitalE,I	—	—	—	—
Net asset value, end of period	$12.69	$12.58	$12.86	$12.79
Total ReturnB,C,D	2.81%	2.80%	6.04%	4.31%
Ratios to Average Net AssetsG
Expenses before expense reductions	76%A	.77%	.76%	.77%A
Expenses net of voluntary waivers,
if any	76%A	.77%	.76%	.77%A
Expenses net of all reductions	73%A	.76%	.76%	.76%A
Net investment income	3.81%A	3.93%	4.01%	4.07%A
Supplemental Data
Net assets, end of period (in millions)	$3	$3	$4	$1
Portfolio turnover rate	17%A	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Financial Highlights Class B

	Six months ended
	August 31, 2005	Years ended February 28,
	(Unaudited)	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$12.55	$12.84	$12.76	$12.60
Income from Investment Operations
Net investment incomeE	200	.409	.426	.247
Net realized and unrealized gain (loss)	109	(.159)	.248	.210
Total from investment operations	309	.250	.674	.457
Distributions from net investment income	(.199)	(.405)	(.422)	(.239)
Distributions from net realized gain		(.135)	(.172)	(.058)
Total distributions	(.199)	(.540)	(.594)	(.297)
Redemption fees added to paid in
capitalE,I	—	—	—	—
Net asset value, end of period	$12.66	$12.55	$12.84	$12.76
Total ReturnB,C,D	2.49%	2.06%	5.46%	3.66%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.41%A	1.42%	1.41%	1.42%A
Expenses net of voluntary waivers,
if any	1.41%A	1.42%	1.41%	1.42%A
Expenses net of all reductions	1.38%A	1.41%	1.40%	1.42%A
Net investment income	3.17%A	3.28%	3.37%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$5	$5	$5	$4
Portfolio turnover rate	17%A	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Financial Highlights Class C

	Six months ended
	August 31, 2005	Years ended February 28,
	(Unaudited)	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$12.55	$12.83	$12.75	$12.60
Income from Investment Operations
Net investment incomeE	194	.397	.411	.239
Net realized and unrealized gain (loss)	099	(.149)	.248	.200
Total from investment operations	293	.248	.659	.439
Distributions from net investment income	(.193)	(.393)	(.407)	(.231)
Distributions from net realized gain		(.135)	(.172)	(.058)
Total distributions	(.193)	(.528)	(.579)	(.289)
Redemption fees added to paid in
capitalE,I	—	—	—	—
Net asset value, end of period	$12.65	$12.55	$12.83	$12.75
Total ReturnB,C,D	2.36%	2.04%	5.34%	3.52%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.51%A	1.52%	1.52%	1.54%A
Expenses net of voluntary waivers,
if any	1.51%A	1.52%	1.52%	1.54%A
Expenses net of all reductions	1.48%A	1.51%	1.51%	1.53%A
Net investment income	3.07%A	3.18%	3.25%	3.30%A
Supplemental Data
Net assets, end of period (in millions)	$11	$11	$12	$7
Portfolio turnover rate	17%A	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Financial Highlights California Municipal Income
	Six months ended
	August 31, 2005		Years ended February 28,
	(Unaudited)	2005	2004F	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$12.55	$ 12.83	$ 12.75	$ 12.55	$ 12.35	$ 11.52
Income from Investment
Operations
Net investment
incomeD		260.527	.544	.546	.555G	.568
Net realized and un
realized gain (loss)	108	(.149)	.247	.265	.211G	.832
Total from investment
operations		368.378	.791	.811	.766	1.400
Distributions from net
investment income	(.258)	(.523)	(.539)	(.541)	(.552)	(.570)
Distributions from net
realized gain		(.135)	(.172)	(.070)	(.015)	—
Total distributions	(.258)	(.658)	(.711)	(.611)	(.567)	(.570)
Redemption fees added
to paid in capital	—D,H	—D,H	—D,H	—D,H	.001D	—
Net asset value,
end of period	$12.66	$ 12.55	$ 12.83	$ 12.75	$ 12.55	$ 12.35
Total ReturnB,C	2.97%	3.11%	6.44%	6.64%	6.36%	12.42%
Ratios to Average Net AssetsE
Expenses before ex
pense reductions	47%A	.48%	.48%	.49%	.48%	.49%
Expenses net of volun
tary waivers, if any	.47%A	.48%	.48%	.48%	.48%	.49%
Expenses net of all
reductions	44%A	.47%	.48%	.47%	.43%	.42%
Net investment income	4.10%A	4.22%	4.29%	4.34%	4.47%G	4.75%
Supplemental Data
Net assets, end of
period (in millions) .	$ 1,576	$ 1,506	$ 1,550	$ 1,683	$ 1,654	$ 1,512
Portfolio turnover rate	17%A	15%	18%	18%	13%	16%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F For the year ended February 29.
G Effective March 31, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Financial Highlights Institutional Class

	Six months ended
	August 31, 2005	Years ended February 28,
	(Unaudited)	2005	2004G	2003E
Selected Per Share Data
Net asset value, beginning of period	$12.57	$12.85	$12.76	$12.60
Income from Investment Operations
Net investment incomeD	258	.529	.546	.316
Net realized and unrealized gain (loss)	109	(.151)	.254	.211
Total from investment operations	367	.378	.800	.527
Distributions from net investment income	(.257)	(.523)	(.538)	(.309)
Distributions from net realized gain		(.135)	(.172)	(.058)
Total distributions	(.257)	(.658)	(.710)	(.367)
Redemption fees added to paid in
capitalD,H	—	—	—	—
Net asset value, end of period	$12.68	$12.57	$12.85	$12.76
Total ReturnB,C	2.95%	3.10%	6.51%	4.23%
Ratios to Average Net AssetsF
Expenses before expense reductions	49%A	.47%	.49%	.50%A
Expenses net of voluntary waivers, if any	.49%A	.47%	.49%	.50%A
Expenses net of all reductions	46%A	.47%	.49%	.49%A
Net investment income	4.09%A	4.23%	4.28%	4.34%A
Supplemental Data
Net assets, end of period (000 omitted) .	$1,420	$1,057	$264	$1,499
Portfolio turnover rate	17%A	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G For the year ended February 29.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan California Municipal Income Fund to Fidelity California Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massa chusetts business trust.

The fund offers Class A, Class T, Class B, Class C, California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reduc tions also differ by class.

The fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information pro vided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment companies are valued at their net asset value each business day.

Semiannual Report

36

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$96,241
Unrealized depreciation	(491)
Net unrealized appreciation (depreciation)	$95,750
Cost for federal income tax purposes	$1,479,856

37 Semiannual Report

Notes to Financial Statements (Unaudited) continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50 % of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $190,354 and $131,960, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

38

4. Fees and Other Transactions with Affiliates continued Management Fee continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$6	$—
Class T	0%	.25%	4	—
Class B	65%	.25%	23	16
Class C	75%	.25%	54	8
			$87	$24

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$7
Class T	1
Class B*	6
Class C*	—
$14

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

39 Semiannual Report

Notes to Financial Statements (Unaudited) continued (Amounts in thousands except ratios) 4. Fees and Other Transactions with Affiliates continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund’s Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such pay ments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

		% of
		Average
	Amount	Net Assets*
Class A		$4.09
Class T		2.11
Class B		3.11
Class C		6.11
California Municipal Income		528.07
Institutional Class		1.08

	$544

* Annualized

Citibank also has a sub arrangement with FSC to maintain the fund’s accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses.

Semiannual Report

40

6. Expense Reductions - continued

During the period, these credits reduced the fund’s custody and accounting expenses by $12 and $140, respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$1
Class B	1
Class C	1
California Municipal Income	95
$98

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Six months ended	Year ended
	August 31,	February 28,
	2005	2005
From net investment income
Class A	$161	$245
Class T	61	122
Class B	80	163
Class C	166	344
California Municipal Income	31,431	61,059
Institutional Class	22	15
Total	$31,921	$61,948
From net realized gain
Class A	$—	$67
Class T	—	37
Class B	—	54
Class C	—	126
California Municipal Income	—	16,080
Institutional Class	—	3
Total	$—	$16,367

Semiannual Report

Notes to Financial Statements (Unaudited) continued (Amounts in thousands except ratios) 9. Share Transactions. Transactions for each class of shares were as follows:

	Shares			Dollars
	Six months ended	Year ended	Six months ended	Year ended
	August 31,	February 28,	August 31,	February 28,
	2005	2005	2005	2005
Class A
Shares sold	378	287	$4,757	$3,591
Reinvestment of distributions	8	14	95	181
Shares redeemed	(83)	(187)	(1,039)	(2,320)
Net increase (decrease)	303	114	$3,813	$1,452
Class T
Shares sold	33	75	$412	$935
Reinvestment of distributions	5	11	59	138
Shares redeemed	(21)	(136)	(258)	(1,699)
Net increase (decrease)	17	(50)	$213	$(626)
Class B
Shares sold	84	51	$1,049	$637
Reinvestment of distributions	3	7	33	93
Shares redeemed	(48)	(76)	(596)	(941)
Net increase (decrease)	39	(18)	$486	$(211)
Class C
Shares sold	133	152	$1,667	$1,901
Reinvestment of distributions	8	26	106	322
Shares redeemed	(111)	(293)	(1,395)	(3,634)
Net increase (decrease)	30	(115)	$378	$(1,411)
California Municipal Income
Shares sold	10,693	17,210	$134,262	$215,284
Reinvestment of distributions	1,740	4,369	21,873	54,476
Shares redeemed	(7,901)	(22,310)	(99,043)	(276,287)
Net increase (decrease)	4,532	(731)	$57,092	$(6,527)
Institutional Class
Shares sold	83	64	$1,046	$824
Reinvestment of distributions	1	1	6	6
Shares redeemed	(56)	(2)	(695)	(28)
Net increase (decrease)	28	63	$357	$802

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund (formerly Spartan California Municipal Income Fund)

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders,

43 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a

Semiannual Report

44

large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, as applicable, the returns of Class C and the retail class of the fund, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and the retail class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

45 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the relative investment performance of the retail class of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund was lower than its benchmark for certain periods, although the one year cumulative total return of the retail class of the fund compared favorably to its benchmark. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for

Semiannual Report

46

management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 8% would mean that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the ser vices that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total

47 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each class’s total expenses were reason able in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for the fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the

Semiannual Report

48

Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

49 Semiannual Report

Semiannual Report

50

51 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments
Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Citibank, N.A.
New York, NY
and
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

ASCM-USAN-1005 1.790936.102

Fidelity Advisor California Municipal Income Fund - Institutional Class

Semiannual Report August 31, 2005

Institutional Class is a class of Fidelity® California Municipal Income Fund

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	7	A complete list of the fund’s investments
		with their market values.
Financial Statements	26	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	36	Notes to the financial statements.
Board Approval of	43
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at www.sec.gov. You may also call 1 877 208 0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1 800 SEC 0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman’s Message

(photograph of Edward C Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund compa nies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2005 to August 31, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

4

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	March 1, 2005
	March 1, 2005	August 31, 2005	to August 31, 2005
Class A
Actual	$1,000.00	$1,028.00	$3.32
HypotheticalA	$1,000.00	$1,021.93	$3.31
Class T
Actual	$1,000.00	$1,028.10	$3.89
HypotheticalA	$1,000.00	$1,021.37	$3.87
Class B
Actual	$1,000.00	$1,024.90	$7.20
HypotheticalA	$1,000.00	$1,018.10	$7.17
Class C
Actual	$1,000.00	$1,023.60	$7.70
HypotheticalA	$1,000.00	$1,017.59	$7.68
California Municipal Income
Actual	$1,000.00	$1,029.70	$2.40
HypotheticalA	$1,000.00	$1,022.84	$2.40
Institutional Class
Actual	$1,000.00	$1,029.50	$2.51
HypotheticalA	$1,000.00	$1,022.74	$2.50
A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	65%
Class T	76%
Class B	1.41%
Class C	1.51%
California Municipal Income	47%
Institutional Class	49%

5 Semiannual Report

Investment Changes

Top Five Sectors as of August 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
General Obligations	32.6	32.6
Escrowed/Pre Refunded	14.7	9.3
Transportation	11.0	12.0
Electric Utilities	8.7	9.8
Health Care	7.3	9.0
Average Years to Maturity as of August 31, 2005
		6 months ago
Years	12.7	13.8

Average years to maturity is based on the average time remaining to the stated maturity date of each bond, weighted by the market value of each bond.

Duration as of August	31, 2005
			6 months ago
Years		6.3	6.6

Duration shows how much a bond fund’s price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund’s performance and share price. Accordingly, a bond fund’s actual performance may differ from this example.

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds 97.9%

	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – 96.9%
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	$2,720	$798
0% 8/1/32 (FGIC Insured)	3,680	1,025
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21
(MBIA Insured)	7,575	8,239
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA Insured)	2,310	1,406
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts.
Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,233
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	2,263
Series C:
0% 9/1/22 (FSA Insured)	5,150	2,435
0% 9/1/36 (FSA Insured)	9,545	2,182
Anaheim Union High School District Series A, 5.375% 8/1/17
(Pre-Refunded to 8/1/12 @ 100) (e)	1,000	1,130
Azusa Unified School District 5.375% 7/1/16
(FSA Insured)	1,225	1,366
Benicia Unified School District Series B, 0% 8/1/24
(MBIA Insured)	7,005	2,998
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,965
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,213
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,385
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,510
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18
(MBIA Insured)	1,085	1,227
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15
(MBIA Insured)	1,725	1,949
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,830
0% 8/1/12 (AMBAC Insured)	2,800	2,180
California Dept. of Wtr. Resources Central Valley Proj. Wtr.
Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	892
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,080	2,160
5.5% 5/1/16 (AMBAC Insured)	2,125	2,377
5.75% 5/1/17	3,375	3,800
6% 5/1/13	2,320	2,677
Series A:
5% 5/1/17	1,000	1,082

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: -
continued
Series A:
5.25% 5/1/11 (FSA Insured)	$15,275	$16,799
5.25% 5/1/12 (MBIA Insured)	6,000	6,652
5.375% 5/1/18 (AMBAC Insured)	2,385	2,649
5.5% 5/1/08	5,815	6,163
5.5% 5/1/14 (AMBAC Insured)	7,905	8,899
5.5% 5/1/15 (AMBAC Insured)	9,000	10,114
5.875% 5/1/16	4,535	5,156
6% 5/1/14	7,500	8,683
6% 5/1/14 (MBIA Insured)	2,000	2,309
6% 5/1/15	1,000	1,153
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/12	6,000	6,686
Series A, 5.25% 7/1/13 (MBIA Insured)	9,000	10,095
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA
Insured) (d)	1,180	1,236
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured) .	2,000	2,090
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,452
(Pepperdine Univ. Proj.) 5.75% 9/15/30 (Pre-Refunded to
9/15/08 @ 101) (e)	13,735	14,978
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	661
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30
(Pre-Refunded to 6/1/10 @ 101) (e)	3,535	4,028
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,146
5.25% 9/1/26	7,910	9,004
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,062
5.125% 2/1/30	6,000	6,228
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,949
Series O, 5.125% 1/1/31	5,000	5,232
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	5,675	6,130
Series C, 5.125% 10/1/28 (Pre-Refunded to
10/1/07 @ 101) (e)	7,725	8,160
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	1,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	$3,900	$4,439
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,350
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,112
4.75% 9/1/10	1,300	1,385
5% 11/1/07	19,000	19,778
5% 2/1/09	4,070	4,310
5% 2/1/10	3,000	3,212
5% 12/1/11 (MBIA Insured)	4,000	4,383
5% 11/1/12	4,095	4,435
5% 10/1/18	3,000	3,162
5% 12/1/18	1,850	1,960
5% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (e)	7,395	8,047
5.25% 10/1/09	2,150	2,320
5.25% 2/1/11	5,670	6,184
5.25% 3/1/11	1,405	1,534
5.25% 3/1/12	3,000	3,304
5.25% 10/1/14	300	303
5.25% 2/1/15	2,310	2,563
5.25% 2/1/15 (MBIA Insured)	5,000	5,582
5.25% 2/1/16	7,500	8,306
5.25% 2/1/16 (MBIA Insured)	4,050	4,489
5.25% 10/1/17	260	263
5.25% 2/1/20	3,000	3,277
5.25% 11/1/26	1,000	1,083
5.25% 2/1/28	5,025	5,419
5.25% 11/1/29	5,000	5,391
5.25% 4/1/30	1,945	2,083
5.25% 2/1/33	3,000	3,222
5.25% 4/1/34	2,000	2,153
5.375% 4/1/15 (MBIA Insured)	1,500	1,665
5.375% 10/1/28	4,250	4,560
5.5% 6/1/10	1,600	1,756
5.5% 3/1/11 (FGIC Insured)	3,000	3,337
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,000	3,329
5.5% 3/1/12 (MBIA Insured)	5,000	5,572
5.5% 4/1/28	3,000	3,363
5.5% 6/1/28	5,000	5,437
5.5% 4/1/30	3,000	3,344
5.5% 11/1/33	14,000	15,623

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Gen. Oblig.: – continued
5.625% 5/1/20	$3,000	$3,320
5.625% 5/1/26	4,005	4,410
5.75% 10/1/10	7,325	8,153
5.75% 12/1/10	2,500	2,797
5.75% 5/1/30	3,080	3,421
6% 2/1/08	1,000	1,067
6% 4/1/18	2,545	3,047
6.5% 2/1/07	3,000	3,147
6.5% 2/1/08	5,750	6,188
6.6% 2/1/09	14,355	15,887
6.6% 2/1/11 (MBIA Insured)	2,150	2,493
6.75% 8/1/10	5,675	6,538
6.75% 8/1/12	1,100	1,311
7% 8/1/09	5,105	5,809
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series A, 5% 7/1/06	1,330	1,351
Series I, 4.95%, tender 7/1/14 (c)	5,000	5,278
(Cedars-Sinai Med. Ctr. Proj.):
Series A:
6.125% 12/1/30 (Pre Refunded to 12/1/09 @ 101) (e) .	8,340	9,414
6.25% 12/1/34 (Pre Refunded to 12/1/09 @ 101) (e)	15,905	18,032
5% 11/15/11	1,750	1,886
5% 11/15/14	1,485	1,610
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18
(MBIA Insured)	1,260	1,394
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	145	62
Series 1983 A, 0% 2/1/15 (MBIA Insured)	8,187	3,850
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	1,680	1,699
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,167
5.25% 2/1/32 (AMBAC Insured)	6,295	6,792
5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (e)	1,780	1,984
5.5% 6/1/21 (Pre-Refunded to 6/1/10 @ 101) (e)	4,780	5,327
5.5% 6/1/24 (Pre-Refunded to 6/1/10 @ 101) (e)	5,610	6,252
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.5%, tender
6/1/07 (FGIC Insured) (c)(d)	6,000	6,029

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.: - continued
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14
(MBIA Insured)	$4,000	$4,681
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.
(Waste Mgmt., Inc. Proj.) Series A1, 4.7%, tender
4/1/12 (c)(d)	3,000	3,104
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,719
5% 6/1/14	2,000	2,183
5.25% 6/1/24	3,400	3,683
5.25% 6/1/25	2,500	2,704
(California Cmnty. College Projs.) Series A,
5.25% 12/1/16	4,450	4,758
(California State Univ. Proj.) Series 1997 A,
5.5% 10/1/07	1,425	1,492
(Capitol East End Complex-Blocks 171-174 & 225 Proj.)
Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,481
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	11,051
Series A, 5.25% 6/1/12	2,485	2,722
(Dept. of Corrections Proj.) Series E, 5.5% 6/1/15
(FSA Insured)	2,000	2,243
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	8,250	9,165
5.5% 6/1/19	3,000	3,047
6% 6/1/07	1,590	1,668
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C:
5.5% 6/1/15	6,100	6,832
5.5% 6/1/17 (MBIA Insured)	4,775	5,387
Series D:
5.375% 11/1/12	1,250	1,307
5.375% 11/1/13	5,055	5,282
5.375% 11/1/14	5,000	5,227
(Dept. of Corrections, Susanville State Prison Proj.) Series D,
5.25% 6/1/15 (FSA Insured)	4,000	4,489
(Kern County at Delano II Proj.) Series 2003 C, 5.5%
6/1/13	2,000	2,259
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,393

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
California Pub. Works Board Lease Rev.: – continued
(Substance Abuse Treatment Facilities Corcoran II Proj.)
Series A, 5.5% 1/1/14 (AMBAC Insured)	$3,000	$3,083
(Ten Administrative Segregation Hsg. Units Proj.)
Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,719
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,225
Series B:
5.5% 6/1/19	1,650	1,662
6.4% 12/1/09	3,700	4,172
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,502
Series 2005 A, 5.25% 6/1/30	4,000	4,296
California State Univ. Rev. & Colleges (Systemwide Proj.)
Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,435
5.5% 11/1/16 (AMBAC Insured)	1,500	1,691
California Statewide Cmnty. Dev. Auth. Rev. (Triad Health Care
Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (e)	1,365	1,407
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	2,435	2,553
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,863
5.5% 7/1/07	1,425	1,489
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Penninsula Proj.) Series B, 5.25%
6/1/23 (FSA Insured)	1,800	1,968
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C,
3.85%, tender 6/1/12 (c)	3,000	3,018
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 3.85%, tender 8/1/06 (c)	21,000	21,161
Series 2004 G, 2.3%, tender 5/1/07 (c)	3,000	2,955
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75%
6/1/30 (AMBAC Insured)	10,000	10,572
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,323
Carlsbad Unified School Distict 0% 11/1/15
(FGIC Insured)	1,700	1,135
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.)
Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,795
Central Valley Fing. Auth. Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.) 6% 7/1/09	355	357

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Commerce Refuse To Energy Auth. Rev.:
5.25% 7/1/08 (MBIA Insured)	$1,000	$1,060
5.5% 7/1/11 (MBIA Insured)	2,170	2,409
Compton Unified School District Series 2002 B, 5.5% 6/1/25
(MBIA Insured)	2,800	3,158
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp.
Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,135
Corona-Norco Unified School District Series D, 0% 9/1/27
(FSA Insured)	3,000	1,090
CSCUI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.)
Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA,
New York (c)	5,500	5,445
Ctr. Unified School District Series 1997 C, 0% 9/1/20
(MBIA Insured)	2,000	1,046
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	903
5% 4/1/11	2,780	2,899
5% 4/1/12	4,210	4,381
5% 4/1/13	1,830	1,899
5.25% 4/1/09	1,600	1,676
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5%
6/1/35 (MBIA Insured)	10,000	10,691
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17
(AMBAC Insured) (b)	2,420	2,641
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities
District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,239
Empire Union School District Spl. Tax (Cmnty. Facilities District
No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	701
0% 10/1/25 (AMBAC Insured)	1,665	664
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	851
0% 8/1/21 (MBIA Insured)	1,000	499
Escondido Union High School District 0% 11/1/16
(Escrowed to Maturity) (e)	3,500	2,281
Fairfield Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09
(MBIA Insured)	2,080	1,852
Fairfield-Suisun Unified School District 5.5% 8/1/28
(MBIA Insured)	3,000	3,375
Folsom Cordova Unified School District School Facilities Impt.
District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	685

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Folsom Cordova Unified School District School Facilities Impt.
District #2 (1998 Fing. Proj.) Series A, 0% 10/1/26
(MBIA Insured)	$2,290	$875
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,415	1,636
0% 8/1/20 (MBIA Insured)	6,425	3,398
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,500	13,027
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	613
5% 1/1/35 (MBIA Insured)	24,070	24,826
0% 1/15/27 (a)	4,000	3,440
0% 1/15/27 (MBIA Insured) (a)	4,500	4,123
0% 1/15/29 (a)	4,000	3,440
5% 1/15/16 (MBIA Insured)	5,860	6,295
5.5% 1/15/08 (MBIA Insured)	8,945	9,465
5.75% 1/15/40	8,155	8,368
Fremont Unifed School District, Alameda County Series F, 0%
8/1/09 (MBIA Insured)	1,000	883
Fullerton Univ. Foundation Auxiliary Organization Rev.
Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,401
5.75% 7/1/30 (MBIA Insured)	1,000	1,114
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,626
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	13,105	13,335
6.75% 6/1/39	8,460	9,758
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,494
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (e)	4,400	4,717
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (e)	490	525
Series A:
5% 6/1/38 (FGIC Insured)	5,000	5,284
5% 6/1/45	6,000	6,246
Series B:
5% 6/1/09 (Escrowed to Maturity) (e)	3,000	3,191
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,907
5.5% 6/1/18 (Pre-Refunded to 6/1/07 @ 100) (e)	2,355	2,462
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,661

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18
(MBIA Insured)	$2,750	$1,584
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.)
7.3% 9/1/11 (MBIA Insured)	555	673
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (d)	2,000	2,159
5% 5/15/15 (FGIC Insured) (d)	1,000	1,077
6% 5/15/09 (FGIC Insured) (d)	3,450	3,751
6% 5/15/10 (FGIC Insured) (d)	1,000	1,107
6% 5/15/12 (FGIC Insured) (d)	3,500	3,960
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont
Manchester Social Services Proj.):
5% 9/1/11 (AMBAC Insured)	1,725	1,873
5% 9/1/21 (AMBAC Insured)	2,805	3,005
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (e)	6,400	5,197
0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,526
(Disney Parking Proj.):
0% 3/1/10	2,000	1,699
0% 3/1/11	1,950	1,590
0% 3/1/12	2,180	1,690
0% 3/1/13	6,490	4,818
0% 9/1/14 (AMBAC Insured)	3,860	2,709
0% 3/1/18	3,000	1,727
0% 3/1/19	3,175	1,726
0% 3/1/20	1,000	512
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.
(Proposition C Proj.) Second Tier Sr. Series A, 5.25%
7/1/25 (FGIC Insured)	3,500	3,795
Los Angeles County Schools Regionalized Bus. Svcs. Corp.
Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,175
5.375% 9/1/17 (FSA Insured)	1,095	1,230
5.375% 9/1/18 (FSA Insured)	1,155	1,289
5.375% 9/1/19 (FSA Insured)	1,210	1,348
Los Angeles Dept. Arpts. Rev. (Los Angeles Int’l. Arpt. Proj.)
Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	295
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,132
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,400
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	$15,000	$15,669
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,148
5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,999
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs.
Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	4,020
Los Angeles Hbr. Dept. Rev.:
Series B:
5.25% 11/1/07 (d)	4,290	4,433
5.5% 8/1/08 (d)	1,505	1,552
7.6% 10/1/18 (Escrowed to Maturity) (e)	14,235	17,959
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,284
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,488
5.375% 7/1/17 (MBIA Insured)	8,095	9,107
5.375% 7/1/18 (MBIA Insured)	2,945	3,303
Series C, 5.25% 7/1/24 (Pre-Refunded to 7/1/09 @
101) (e)	1,265	1,379
Series E, 5.125% 1/1/27 (MBIA Insured)	1,250	1,343
M S R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75%
7/1/20 (Escrowed to Maturity) (e)	2,285	2,773
Manhattan Beach Unified School District Series A, 0% 9/1/09
(FGIC Insured)	975	859
Merced Union High School District Series A, 0% 8/1/22
(FGIC Insured)	1,100	522
Metropolitan Wtr. District Southern California Wtrwks. Rev.
Series 2005 A, 5% 7/1/35 (FSA Insured)	5,000	5,348
Modesto Elementary School District, Stanislaus County
Series A:
0% 8/1/21 (FGIC Insured)	2,000	990
0% 8/1/25 (FGIC Insured)	2,800	1,126
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23
(AMBAC Insured)	2,500	2,803
(Golf Course Refing. Proj.) Series B, 5% 11/1/23
(FGIC Insured)	1,585	1,788
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5%
10/1/17 (Escrowed to Maturity) (e)	5,000	5,074
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10
(Escrowed to Maturity) (e)	2,270	1,904

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Monrovia Unified School District Series B, 0% 8/1/33
(FGIC Insured)	$2,500	$671
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	613
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16
(MBIA Insured)	2,445	2,689
Moreland School District Series 2003 B, 0% 8/1/27
(FGIC Insured)	1,485	541
Murrieta Valley Unified School District Series A, 0% 9/1/13
(FGIC Insured)	1,500	1,110
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,586
12% 8/1/17 (FSA Insured)	1,000	1,772
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B:
5.25% 9/1/23 (AMBAC Insured)	1,530	1,740
5.25% 9/1/25 (AMBAC Insured)	1,835	2,088
Subseries C:
5% 9/1/16 (AMBAC Insured) (b)	1,000	1,077
5% 9/1/17 (AMBAC Insured) (b)	2,735	2,950
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,454
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded
to 7/1/21 @ 100) (e)	3,850	5,372
Northern California Transmission Auth. Rev. (Ore Trans. Proj.)
Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,549
Novato Unified School District 5.25% 8/1/17 (FGIC Insured) .	1,000	1,105
Oakland Redev. Agcy. Sub Tax Allocation (Central District
Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,108
5.5% 9/1/17 (FGIC Insured)	3,000	3,386
Oakland Unified School District Alameda County 5% 8/1/16
(MBIA Insured)	4,740	5,235
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.)
0% 8/1/10 (MBIA Insured)	3,255	2,771
Orange County Local Trans. Auth. Sales Tax Rev. 6.2%
2/14/11 (AMBAC Insured)	7,000	7,947
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,933
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,448
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr.
Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,216

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	$1,785	$1,882
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,931
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,208
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities
District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	7,034
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,050
0% 8/1/21 (FGIC Insured)	1,000	499
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A,
3.75% 7/1/12	3,465	3,511
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt.
Projs.) 5.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 101) (e)	3,000	3,298
Pomona Unified School District Series C, 6% 8/1/30
(Escrowed to Maturity) (e)	4,035	4,376
Port of Oakland Gen. Oblig.:
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,691
5% 11/1/15 (MBIA Insured) (d)	5,850	6,233
5% 11/1/17 (MBIA Insured) (d)	3,355	3,545
5% 11/1/18 (MBIA Insured) (d)	2,740	2,884
Port of Oakland Port Rev. Series G, 5.375% 11/1/08
(MBIA Insured) (d)	1,805	1,919
Rancho Santiago Cmnty. College District 5.25% 9/1/21
(FSA Insured)	2,705	3,129
Redwood City Elementary School District 0% 8/1/20
(FGIC Insured)	4,825	2,533
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev.
Proj.) 7% 7/1/09 (FSA Insured)	75	75
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside
County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	17,866
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,231
Riverside County Pub. Fing. Auth. Tax Allocation Rev.
(Redev. Projs.):
Series A:
4.8% 10/1/07	770	797
4.8% 10/1/07 (Pre-Refunded to 10/1/06 @ 102) (e)	310	323
5% 10/1/08	805	838
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (e)	330	344
5% 10/1/09	815	848

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev.
Projs.): – continued
Series A:
5% 10/1/09 (Pre-Refunded to 10/1/06 @ 102) (e)	$325	$339
5% 10/1/18 (XL Cap. Assurance, Inc. Insured) (b)	3,740	4,048
5.1% 10/1/10	890	927
5.1% 10/1/10 (Pre-Refunded to 10/1/06 @ 102) (e)	355	371
5.25% 10/1/12	985	1,026
5.25% 10/1/12 (Pre-Refunded to 10/1/06 @ 102) (e)	390	408
5.5% 10/1/22	3,210	3,344
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,214
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,322
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	586
0% 8/1/25 (FGIC Insured)	2,725	1,107
0% 8/1/26 (FGIC Insured)	1,365	525
0% 8/1/27 (FGIC Insured)	2,500	912
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	709
0% 8/1/27 (FGIC Insured)	1,940	707
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4%
11/1/20 (AMBAC Insured)	2,000	2,295
Sacramento City Fing. Auth. Rev. (Combined Area Projs.)
Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,164
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,646
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,185
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6.5% 7/1/06	4,500	4,601
6.5% 7/1/08 (Pre-Refunded to 7/1/06 @ 102) (e)	1,000	1,050
Salinas Union High School District Series A, 5.25% 10/1/17
(FGIC Insured)	1,410	1,579
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to
Maturity) (e)	8,500	11,354
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,431
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,259
(The Bishop’s School Proj.) Series A, 6% 9/1/34, LOC Bank
of New York, New York	4,090	4,696
5% 11/15/16 (AMBAC Insured) (b)	2,000	2,198

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
San Diego County Ctfs. of Prtn.: – continued
5% 11/15/17 (AMBAC Insured) (b)	$2,000	$2,187
5% 11/15/18 (AMBAC Insured) (b)	2,000	2,175
5.25% 10/1/11	1,705	1,862
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,812
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to
7/1/12 @ 101) (e)	4,325	4,815
San Francisco Bay Area Rapid Trans. District Sales Tax Rev.
5.25% 7/1/18	4,500	4,808
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.)
5.75% 2/1/07	1,500	1,545
San Francisco City & County Arpts. Commission Int’l. Arpt.
Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,225
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,712
Second Series 12A, 5.625% 5/1/08 (FGIC Insured) (d)	1,625	1,667
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,447
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (d)	2,945	3,102
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,463
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,902
Second Series 23A:
5.5% 5/1/07 (FGIC Insured) (d)	1,045	1,082
5.5% 5/1/08 (FGIC Insured) (d)	2,755	2,902
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (d)	4,045	4,261
San Francisco City & County Redev. Fing. Auth. Tax Allocation
Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10
(MBIA Insured)	1,475	1,256
Series A:
0% 8/1/09 (FGIC Insured)	1,085	958
0% 8/1/10 (FGIC Insured)	1,085	924
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,298
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,941
0% 1/15/12 (MBIA Insured)	7,000	5,558
0% 1/15/15 (MBIA Insured)	5,000	3,445

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.: -
continued
Series A:
0% 1/15/20 (MBIA Insured)	$3,765	$2,024
0% 1/15/31 (MBIA Insured)	5,000	1,505
0% 1/15/34 (MBIA Insured)	10,000	2,555
5.25% 1/15/30 (MBIA Insured)	12,145	12,697
5.5% 1/15/28	1,060	1,052
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	7,964
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,097
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,666
San Jose Unified School District, Santa Clara County Series A,
5.375% 8/1/20 (FSA Insured)	1,895	2,087
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375%
8/1/24 (MBIA Insured)	1,000	1,077
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0%
9/1/15 (Escrowed to Maturity) (e)	1,990	1,367
San Mateo County Cmnty. College District Series A, 0%
9/1/18 (FGIC Insured)	3,000	1,733
San Mateo Unified School District (Election of 2000 Proj.)
Series B:
0% 9/1/23 (FGIC Insured)	2,000	898
0% 9/1/25 (FGIC Insured)	1,490	603
0% 9/1/26 (FGIC Insured)	1,500	575
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,511
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	5,121
5.75% 8/1/30 (FGIC Insured)	7,490	8,220
Santa Clara County Trans. District Sales Tax Rev. Series A,
5.25% 6/1/21	8,500	8,972
Santa Cruz City Elementary School District Series B, 5.75%
8/1/26 (Pre-Refunded to 8/1/09 @ 102) (e)	2,730	3,055
Santa Cruz City High School District Series B:
5.75% 8/1/26 (Pre-Refunded to 8/1/09 @ 102) (e)	2,380	2,664
6% 8/1/29 (Pre-Refunded to 8/1/09 @ 102) (e)	6,770	7,638
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A
& 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,296
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake
Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22
(AMBAC Insured)	8,395	9,214

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	$1,000	$385
0% 5/1/28 (MBIA Insured)	3,340	1,166
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,596
6.75% 7/1/11	6,500	7,566
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A,
5.25% 5/1/14 (MBIA Insured)	1,000	1,035
Sulpher Springs Unified School District Series A, 0% 9/1/12
(MBIA Insured)	2,750	2,134
Sulphur Springs Union School District Ctfs. of Prtn. (2002
School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09
(FSA Insured) (c)	3,000	2,988
Tahoe-Truckee Joint Unified School District Series A, 0%
9/1/10 (FGIC Insured)	4,220	3,293
Tobacco Securitization Auth. Northern California Tobacco
Settlement Rev. Series 2001 A, 5.25% 6/1/31	2,000	2,037
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B,
5.25% 6/1/34 (AMBAC Insured)	3,000	3,256
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.)
Series 2001 A:
5.5% 6/1/31	2,350	2,484
6% 6/1/22	1,100	1,243
Ukiah Unified School District:
0% 8/1/14 (FGIC Insured)	3,040	2,169
0% 8/1/19 (FGIC Insured)	2,270	1,270
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	578
0% 9/1/21 (FGIC Insured)	2,995	1,489
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,352
5.5% 5/15/24 (AMBAC Insured)	1,000	1,104
4.55% 12/1/09 (f)	22,065	22,653
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	3,084
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,192
Series B, 5.25% 5/15/16 (AMBAC Insured)	5,000	5,560
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	1,990	2,023
5.25% 1/1/13	8,500	8,642

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
California – continued
Val Verde Unified School District Ctfs. of Prtn.:
Series B, 5% 1/1/35 (FGIC Insured)	$3,085	$3,266
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,141
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,574
Victor Elementary School District Series A, 0% 6/1/14
(MBIA Insured)	2,375	1,690
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	146
5.375% 8/1/15 (Pre-Refunded to 8/1/12 @ 100) (e)	1,195	1,351
5.375% 8/1/16 (FSA Insured)	100	112
5.375% 8/1/16 (Pre-Refunded to 8/1/12 @ 100) (e)	900	1,017
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	889
0% 8/1/31 (FGIC Insured)	2,715	797
0% 8/1/32 (FGIC Insured)	1,315	366
5.25% 8/1/16 (FGIC Insured)	1,000	1,122
Washington Unified School District Yolo County Series A, 0%
8/1/27 (FGIC Insured)	5,000	1,843
Whittier Union High School District Series B, 5.875% 8/1/30
(FSA Insured)	2,405	2,646
Yuba City Unified School District Series A, 0% 9/1/21
(FGIC Insured)	2,090	1,031
		1,559,307

Puerto Rico 0.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.
Series Y, 5.5% 7/1/36 (MBIA Insured)	1,510	1,736
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (e)	5,620	6,211
5.5% 10/1/40 (Escrowed to Maturity) (e)	1,100	1,208
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.25%
7/1/14 (XL Cap. Assurance, Inc. Insured)	4,585	5,182
		14,337

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Municipal Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Virgin Islands – 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$550	$584
5.25% 10/1/15	1,255	1,378
		1,962

TOTAL INVESTMENT PORTFOLIO 97.9%
(Cost $1,481,513)		1,575,606

NET OTHER ASSETS – 2.1%		33,271
NET ASSETS 100%		$1,608,877

Legend

(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,653,000 or 1.4% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Univ. of California
Revs. (UCLA Med.
Ctr. Proj.) 4.55%
12/1/09	3/6/02	$ 22,065

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Other Information The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:

General Obligations	32.6%
Escrowed/Pre Refunded	14.7%
Transportation	11.0%
Electric Utilities	8.7%
Health Care	7.3%
Special Tax	6.5%
Education	6.3%
Others* (individually less than 5%)	12.9%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)	August 31, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,481,513)
See accompanying schedule		$1,575,606
Cash		47,055
Receivable for investments sold		8,307
Receivable for fund shares sold		2,943
Interest receivable		16,791
Prepaid expenses		2
Other receivables		67
Total assets		1,650,771

Liabilities
Payable for investments purchased
Regular delivery	$21,317
Delayed delivery	17,096
Payable for fund shares redeemed	1,164
Distributions payable	1,666
Accrued management fee	493
Distribution fees payable	15
Other affiliated payables	123
Other payables and accrued expenses	20
Total liabilities		41,894

Net Assets		$1,608,877
Net Assets consist of:
Paid in capital		$1,507,494
Undistributed net investment income		1,511
Accumulated undistributed net realized gain (loss) on
investments		5,779
Net unrealized appreciation (depreciation) on
investments		94,093
Net Assets		$1,608,877

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	August 31, 2005 (Unaudited)

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($11,049 ÷ 873 shares)	$12.66

Maximum offering price per share (100/95.25 of $12.66)	$13.29
Class T:
Net Asset Value and redemption price per share
($3,357 ÷ 264.6 shares)	$12.69

Maximum offering price per share (100/96.50 of $12.69)	$13.15
Class B:
Net Asset Value and offering price per share
($5,418 ÷ 428 shares)A	$12.66

Class C:
Net Asset Value and offering price per share
($11,194 ÷ 885 shares)A	$12.65

California Municipal Income:
Net Asset Value, offering price and redemption price per
share ($1,576,439 ÷ 124,563 shares)	$12.66

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($1,420 ÷ 112 shares)	$12.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended August 31, 2005 (Unaudited)

Investment Income
Interest		$35,619

Expenses
Management fee	$2,904
Transfer agent fees	544
Distribution fees	87
Accounting fees and expenses	156
Independent trustees’ compensation	4
Custodian fees and expenses	12
Registration fees	69
Audit	26
Legal	2
Miscellaneous	8
Total expenses before reductions	3,812
Expense reductions	(250)	3,562

Net investment income		32,057
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities		8,616
Change in net unrealized appreciation (depreciation) on
investment securities		4,401
Net gain (loss)		13,017
Net increase (decrease) in net assets resulting from
operations		$45,074

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Statement of Changes in Net Assets
	Six months ended	Year ended
	August 31, 2005	February 28,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$32,057	$62,406
Net realized gain (loss)	8,616	6,681
Change in net unrealized appreciation (depreciation) .	4,401	(28,124)
Net increase (decrease) in net assets resulting
from operations	45,074	40,963
Distributions to shareholders from net investment income .	(31,921)	(61,948)
Distributions to shareholders from net realized gain	—	(16,367)
Total distributions	(31,921)	(78,315)
Share transactions - net increase (decrease)	62,339	(6,521)
Redemption fees	9	29
Total increase (decrease) in net assets	75,501	(43,844)

Net Assets
Beginning of period	1,533,376	1,577,220
End of period (including undistributed net investment
income of $1,511 and undistributed net investment
income of $1,615, respectively)	$1,608,877	$1,533,376

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Highlights Class A

	Six months ended
	August 31, 2005	Years ended February 28,
	(Unaudited)	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$12.56	$12.84	$12.76	$12.60
Income from Investment Operations
Net investment incomeE	248	.505	.521	.303
Net realized and unrealized gain (loss)	100	(.149)	.248	.212
Total from investment operations	348	.356	.769	.515
Distributions from net investment income	(.248)	(.501)	(.517)	(.297)
Distributions from net realized gain		(.135)	(.172)	(.058)
Total distributions	(.248)	(.636)	(.689)	(.355)
Redemption fees added to paid in
capitalE,I	—	—	—	—
Net asset value, end of period	$12.66	$12.56	$12.84	$12.76
Total ReturnB,C,D	2.80%	2.92%	6.25%	4.13%
Ratios to Average Net AssetsG
Expenses before expense reductions	65%A	.66%	.65%	.66%A
Expenses net of voluntary waivers,
if any	65%A	.66%	.65%	.66%A
Expenses net of all reductions	61%A	.65%	.65%	.65%A
Net investment income	3.93%A	4.04%	4.12%	4.18%A
Supplemental Data
Net assets, end of period (in millions)	$11	$7	$6	$3
Portfolio turnover rate	17%A	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Financial Highlights Class T

	Six months ended
	August 31, 2005	Years ended February 28,
	(Unaudited)	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$12.58	$12.86	$12.79	$12.60
Income from Investment Operations
Net investment incomeE	242	.492	.508	.296
Net realized and unrealized gain (loss)	108	(.150)	.237	.241
Total from investment operations	350	.342	.745	.537
Distributions from net investment income	(.240)	(.487)	(.503)	(.289)
Distributions from net realized gain		(.135)	(.172)	(.058)
Total distributions	(.240)	(.622)	(.675)	(.347)
Redemption fees added to paid in
capitalE,I	—	—	—	—
Net asset value, end of period	$12.69	$12.58	$12.86	$12.79
Total ReturnB,C,D	2.81%	2.80%	6.04%	4.31%
Ratios to Average Net AssetsG
Expenses before expense reductions	76%A	.77%	.76%	.77%A
Expenses net of voluntary waivers,
if any	76%A	.77%	.76%	.77%A
Expenses net of all reductions	73%A	.76%	.76%	.76%A
Net investment income	3.81%A	3.93%	4.01%	4.07%A
Supplemental Data
Net assets, end of period (in millions)	$3	$3	$4	$1
Portfolio turnover rate	17%A	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Financial Highlights Class B

	Six months ended
	August 31, 2005	Years ended February 28,
	(Unaudited)	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$12.55	$12.84	$12.76	$12.60
Income from Investment Operations
Net investment incomeE	200	.409	.426	.247
Net realized and unrealized gain (loss)	109	(.159)	.248	.210
Total from investment operations	309	.250	.674	.457
Distributions from net investment income	(.199)	(.405)	(.422)	(.239)
Distributions from net realized gain		(.135)	(.172)	(.058)
Total distributions	(.199)	(.540)	(.594)	(.297)
Redemption fees added to paid in
capitalE,I	—	—	—	—
Net asset value, end of period	$12.66	$12.55	$12.84	$12.76
Total ReturnB,C,D	2.49%	2.06%	5.46%	3.66%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.41%A	1.42%	1.41%	1.42%A
Expenses net of voluntary waivers,
if any	1.41%A	1.42%	1.41%	1.42%A
Expenses net of all reductions	1.38%A	1.41%	1.40%	1.42%A
Net investment income	3.17%A	3.28%	3.37%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$5	$5	$5	$4
Portfolio turnover rate	17%A	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Financial Highlights Class C

	Six months ended
	August 31, 2005	Years ended February 28,
	(Unaudited)	2005	2004H	2003F
Selected Per Share Data
Net asset value, beginning of period	$12.55	$12.83	$12.75	$12.60
Income from Investment Operations
Net investment incomeE	194	.397	.411	.239
Net realized and unrealized gain (loss)	099	(.149)	.248	.200
Total from investment operations	293	.248	.659	.439
Distributions from net investment income	(.193)	(.393)	(.407)	(.231)
Distributions from net realized gain		(.135)	(.172)	(.058)
Total distributions	(.193)	(.528)	(.579)	(.289)
Redemption fees added to paid in
capitalE,I	—	—	—	—
Net asset value, end of period	$12.65	$12.55	$12.83	$12.75
Total ReturnB,C,D	2.36%	2.04%	5.34%	3.52%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.51%A	1.52%	1.52%	1.54%A
Expenses net of voluntary waivers,
if any	1.51%A	1.52%	1.52%	1.54%A
Expenses net of all reductions	1.48%A	1.51%	1.51%	1.53%A
Net investment income	3.07%A	3.18%	3.25%	3.30%A
Supplemental Data
Net assets, end of period (in millions)	$11	$11	$12	$7
Portfolio turnover rate	17%A	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
H For the year ended February 29.
I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Financial Highlights California Municipal Income
	Six months ended
	August 31, 2005	Years ended February 28,
	(Unaudited)	2005	2004F	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$12.55	$ 12.83	$ 12.75	$ 12.55	$ 12.35	$ 11.52
Income from Investment
Operations
Net investment
incomeD		260.527	.544	.546	.555G	.568
Net realized and un
realized gain (loss)	108	(.149)	.247	.265	.211G	.832
Total from investment
operations		368.378	.791	.811	.766	1.400
Distributions from net
investment income	(.258)	(.523)	(.539)	(.541)	(.552)	(.570)
Distributions from net
realized gain		(.135)	(.172)	(.070)	(.015)	—
Total distributions	(.258)	(.658)	(.711)	(.611)	(.567)	(.570)
Redemption fees added
to paid in capital	—D,H	—D,H	—D,H	—D,H	.001D	—
Net asset value,
end of period	$12.66	$ 12.55	$ 12.83	$ 12.75	$ 12.55	$ 12.35
Total ReturnB,C	2.97%	3.11%	6.44%	6.64%	6.36%	12.42%
Ratios to Average Net AssetsE
Expenses before ex
pense reductions	47%A	.48%	.48%	.49%	.48%	.49%
Expenses net of volun
tary waivers, if any	.47%A	.48%	.48%	.48%	.48%	.49%
Expenses net of all
reductions	44%A	.47%	.48%	.47%	.43%	.42%
Net investment income	4.10%A	4.22%	4.29%	4.34%	4.47%G	4.75%
Supplemental Data
Net assets, end of
period (in millions) .	$ 1,576	$ 1,506	$ 1,550	$ 1,683	$ 1,654	$ 1,512
Portfolio turnover rate	17%A	15%	18%	18%	13%	16%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F For the year ended February 29.
G Effective March 31, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Financial Highlights Institutional Class

	Six months ended
	August 31, 2005	Years ended February 28,
	(Unaudited)	2005	2004G	2003E
Selected Per Share Data
Net asset value, beginning of period	$12.57	$12.85	$12.76	$12.60
Income from Investment Operations
Net investment incomeD	258	.529	.546	.316
Net realized and unrealized gain (loss)	109	(.151)	.254	.211
Total from investment operations	367	.378	.800	.527
Distributions from net investment income	(.257)	(.523)	(.538)	(.309)
Distributions from net realized gain		(.135)	(.172)	(.058)
Total distributions	(.257)	(.658)	(.710)	(.367)
Redemption fees added to paid in
capitalD,H	—	—	—	—
Net asset value, end of period	$12.68	$12.57	$12.85	$12.76
Total ReturnB,C	2.95%	3.10%	6.51%	4.23%
Ratios to Average Net AssetsF
Expenses before expense reductions	49%A	.47%	.49%	.50%A
Expenses net of voluntary waivers, if any	.49%A	.47%	.49%	.50%A
Expenses net of all reductions	46%A	.47%	.49%	.49%A
Net investment income	4.09%A	4.23%	4.28%	4.34%A
Supplemental Data
Net assets, end of period (000 omitted) .	$1,420	$1,057	$264	$1,499
Portfolio turnover rate	17%A	15%	18%	18%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G For the year ended February 29.
H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2005 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. On July 21, 2005, the Board of Trustees approved a change in the name of Spartan California Municipal Income Fund to Fidelity California Municipal Income Fund effective August 15, 2005. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massa chusetts business trust.

The fund offers Class A, Class T, Class B, Class C, California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reduc tions also differ by class.

The fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information pro vided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off exchange institutional trading may be reviewed in the course of making a good faith determination of a security’s fair value. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open end investment companies are valued at their net asset value each business day.

Semiannual Report

36

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$96,241
Unrealized depreciation	(491)
Net unrealized appreciation (depreciation)	$95,750
Cost for federal income tax purposes	$1,479,856

37 Semiannual Report

Notes to Financial Statements (Unaudited) continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50 % of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $190,354 and $131,960, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

38

4. Fees and Other Transactions with Affiliates continued Management Fee continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$6	$—
Class T	0%	.25%	4	—
Class B	65%	.25%	23	16
Class C	75%	.25%	54	8
			$87	$24

Sales Load. FDC receives a front end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$7
Class T	1
Class B*	6
Class C*	—
$14

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

39 Semiannual Report

Notes to Financial Statements (Unaudited) continued (Amounts in thousands except ratios) 4. Fees and Other Transactions with Affiliates continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund’s Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such pay ments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

		% of
		Average
	Amount	Net Assets*
Class A		$4.09
Class T		2.11
Class B		3.11
Class C		6.11
California Municipal Income		528.07
Institutional Class		1.08

	$544

* Annualized

Citibank also has a sub arrangement with FSC to maintain the fund’s accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund’s custodian and each class’ transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses.

Semiannual Report

40

6. Expense Reductions - continued

During the period, these credits reduced the fund’s custody and accounting expenses by $12 and $140, respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class A	$1
Class B	1
Class C	1
California Municipal Income	95
$98

7. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Six months ended	Year ended
	August 31,	February 28,
	2005	2005
From net investment income
Class A	$161	$245
Class T	61	122
Class B	80	163
Class C	166	344
California Municipal Income	31,431	61,059
Institutional Class	22	15
Total	$31,921	$61,948
From net realized gain
Class A	$—	$67
Class T	—	37
Class B	—	54
Class C	—	126
California Municipal Income	—	16,080
Institutional Class	—	3
Total	$—	$16,367

Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares			Dollars
	Six months ended	Year ended	Six months ended	Year ended
	August 31,	February 28,	August 31,	February 28,
	2005	2005	2005	2005
Class A
Shares sold	378	287	$4,757	$3,591
Reinvestment of distributions	8	14	95	181
Shares redeemed	(83)	(187)	(1,039)	(2,320)
Net increase (decrease)	303	114	$3,813	$1,452
Class T
Shares sold	33	75	$412	$935
Reinvestment of distributions	5	11	59	138
Shares redeemed	(21)	(136)	(258)	(1,699)
Net increase (decrease)	17	(50)	$213	$(626)
Class B
Shares sold	84	51	$1,049	$637
Reinvestment of distributions	3	7	33	93
Shares redeemed	(48)	(76)	(596)	(941)
Net increase (decrease)	39	(18)	$486	$(211)
Class C
Shares sold	133	152	$1,667	$1,901
Reinvestment of distributions	8	26	106	322
Shares redeemed	(111)	(293)	(1,395)	(3,634)
Net increase (decrease)	30	(115)	$378	$(1,411)
California Municipal Income
Shares sold	10,693	17,210	$134,262	$215,284
Reinvestment of distributions	1,740	4,369	21,873	54,476
Shares redeemed	(7,901)	(22,310)	(99,043)	(276,287)
Net increase (decrease)	4,532	(731)	$57,092	$(6,527)
Institutional Class
Shares sold	83	64	$1,046	$824
Reinvestment of distributions	1	1	6	6
Shares redeemed	(56)	(2)	(695)	(28)
Net increase (decrease)	28	63	$357	$802

Semiannual Report

42

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity California Municipal Income Fund (formerly Spartan California Municipal Income Fund)

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Fixed Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders,

43 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a

Semiannual Report

44

large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restric tions. It also reviewed the fund’s absolute investment performance for each class, as well as the fund’s relative investment performance for each class measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, as applicable, the returns of Class C and the retail class of the fund, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and the retail class represent the performance of classes with the highest and lowest 12b 1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

45 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the relative investment performance of the retail class of the fund has compared favorably to its Lipper peer group over time. The Board also noted that the relative investment performance of the fund was lower than its benchmark for certain periods, although the one year cumulative total return of the retail class of the fund compared favorably to its benchmark. The Board considered that the variations in performance among the fund’s classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for

Semiannual Report

46

management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 8% would mean that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked, is also included in the chart and considered by the Board.

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the ser vices that the fund receives and the other factors considered.

In its review of each class’s total expenses, the Board considered the fund’s management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund paid 12b 1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total

47 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each class’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each class’s total expenses were reason able in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for the fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the

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48

Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity’s fund profitability methodology, including additional detail on various cost allocations; (ii) fall out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

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53 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
Fidelity Investments
Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Citibank, N.A.
New York, NY
and
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Custodian
Citibank, N.A.
New York, NY

ASCMI-USAN-1005 1.790937.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 20, 2005